                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                          Year ended December 31, 2000
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-19
Statements of Changes in Net Assets........................................ F-37
Notes to Financial Statements.............................................. F-64

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenhiemer Variable Account Funds--Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund--Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series--Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, Equity Income, and High Yield Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. Telecommunications, AIM V.I. Growth, and AIM V.I. Value Funds; the MFS Variable Insurance Trust--MFS Growth, MFS Growth With Income, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investments Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2000, and the related statements of operations for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 2000, and the related statements of changes in net assets for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2000, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500       Money       Total    International Real Estate  Global
                             Index       Market      Return       Equity     Securities   Income
                              Fund        Fund        Fund         Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (28,004,741 shares;
  cost --
  $709,032,196).........  $691,997,154         --          --          --           --         --
 Money Market Fund
  (436,094,842 shares;
  cost --
  $436,094,842).........           --  436,094,842         --          --           --         --
 Total Return Fund
  (7,967,756 shares;
  cost --
  $121,515,056).........           --          --  123,579,895         --           --         --
 International Equity
  Fund (3,809,674
  shares; cost --
  $48,558,411)..........           --          --          --   40,420,641          --         --
 Real Estate Securities
  Fund (4,883,091
  shares; cost --
  $64,671,003)..........           --          --          --          --    67,484,315        --
 Global Income Fund
  (912,127 shares; cost
  -- $9,165,230)........           --          --          --          --           --   8,674,326
Receivable from
 affiliate..............           --      232,924         --          --           --         --
Receivable for units
 sold...................        28,957  34,724,754      59,248       2,140    2,012,721      5,306
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   692,026,111 471,052,520 123,639,143  40,422,781   69,497,036  8,679,632
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       525,773     321,433      81,089      19,546       40,097      3,370
Payable for units
 withdrawn..............       788,862     310,089          57         365          --         198
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......     1,314,635     631,522      81,146      19,911       40,097      3,568
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $690,711,476 470,420,998 123,557,997  23,347,479   50,830,446  3,292,479
 GE Life and Annuity
  Assurance Company.....           --          --          --   17,055,391   18,626,493  5,383,585
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       820,854   3,733,450     379,232     103,863      217,655     20,090
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      53.63       16.76       38.93       16.17        19.41      10.32
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     9,120,668  12,687,487   2,034,785     908,264    1,853,612    301,579
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      51.95       16.24       37.71       16.01        19.14      10.23
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    14,711,396  13,620,757   2,562,990     575,998      791,128        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $      10.33       10.79       11.31       10.62        13.01        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     1,753,549   3,819,606     283,441      96,984       70,076        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       9.63       10.69       10.85       10.41        11.90        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         2,155  10,156,142         --          --           109        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       9.19        1.02         --          --         10.62        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............       306,192     279,223         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       9.04       10.24         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       135,750      76,786         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       9.04       10.23         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                         GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier     Value   Small-Cap
                          Value Equity   Income     Equity   Growth Equity Equity  Value Equity
                              Fund        Fund       Fund        Fund       Fund       Fund
                          ------------ ---------- ---------- ------------- ------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (6,212,325
  shares; cost --
  $93,361,534)..........  $101,323,017        --         --          --        --        --
 Income Fund (4,720,396
  shares; cost--
  $57,403,116)..........           --  56,597,549        --          --        --        --
 U.S. Equity Fund
  (1,909,655 shares;
  cost -- $70,941,683)..           --         --  67,907,319         --        --        --
 Premier Growth Equity
  Fund (855,215 shares;
  cost --$72,842,848)...           --         --         --   67,288,289       --        --
 Value Equity Fund
  (20,276 shares; cost
  -- $198,500)..........           --         --         --          --    201,345       --
 Small-Cap Value Equity
  Fund (18,892 shares;
  cost -- $192,153).....           --         --         --          --        --    212,913
Receivable from
 affiliate..............           --         --       5,060       5,191         1       --
Receivable for units
 sold...................       130,496    191,182    221,417      54,260       --     26,250
                          ------------ ---------- ----------  ----------   -------   -------
 Total assets...........   101,453,513 56,788,731 68,133,796  67,347,740   201,346   239,163
                          ------------ ---------- ----------  ----------   -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        78,015    134,096     30,017      31,628        75        80
Payable for units
 withdrawn..............           --      44,457        --       47,182       --        --
                          ------------ ---------- ----------  ----------   -------   -------
 Total liabilities......        78,015    178,553     30,017      78,810        75        80
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $ 95,988,010 56,610,178 68,103,779  67,268,930   201,271   239,083
 GE Life and Annuity
  Assurance Company.....     5,387,488        --         --          --        --        --
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 I (note 2).............       310,736    890,340    173,081      79,201       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type I...........  $      17.21      11.40      12.40       11.02       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 II (note 2)............     3,531,824  3,035,919  2,589,497   2,128,010       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type II..........  $      17.06      11.31      12.32       10.98       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 III (note 2)...........     2,225,373    978,360  2,679,258   3,575,788       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type III.........  $      11.91      10.59      11.31       10.95       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 IV (note 2)............       330,352    165,406    254,245     294,786       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type IV..........  $      10.36      10.66      10.32       10.94       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 V (note 2).............           --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type V...........  $        --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VI (note 2)............        31,009        --      30,567      56,621    16,212    16,880
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VI..........  $      11.23        --        9.84        9.46      9.93     11.37
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VII (note 2)...........        10,023        --      84,230      12,182     4,061     4,154
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VII.........  $      11.22        --        9.83        9.45      9.92     11.35
                          ============ ========== ==========  ==========   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                                         Oppenheimer Variable
                                                                                          Account Funds --
                                      Oppenheimer Variable Account Funds                    Class 2 Shares
                          ----------------------------------------------------------- --------------------------
                                        Capital    Aggressive     High      Multiple    Global     Main Street
                             Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ----------- ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,543,319
  shares; cost --
   86,494,953)..........  $84,862,342         --           --          --         --       --             --
 Capital Appreciation
  Fund/VA (7,571,963
  shares; cost --
   $310,029,785)........          --  353,080,657          --          --         --       --             --
 Aggressive Growth
  Fund/VA (5,208,625
  shares; cost --
   $351,698,446)........          --          --   368,614,409         --         --       --             --
 High Income Fund/VA
  (14,538,564 shares;
  cost --
   $154,459,337)........          --          --           --  134,772,489        --       --             --
 Multiple Strategies
  Fund/VA (5,095,673
  shares; cost --
   $81,042,250).........          --          --           --          --  84,333,394      --             --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares, at fair value
 (note 2)...............
 Global Securities
  Fund/VA (31,621
  shares; cost --
   $956,604)............          --          --           --          --         --   958,116            --
 Main Street Growth &
  Income Fund/VA (79,018
  shares; cost --
   $1,735,807)..........          --          --           --          --         --       --       1,678,346
Receivable from
 affiliate..............          --          --           --          --         --         2            --
Receivable for units
 sold...................       97,873   2,269,877      932,126      55,471    132,383   23,439         18,745
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
  Total assets..........   84,960,215 355,350,534  369,546,535 134,827,960 84,465,777  981,557      1,697,091
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       93,679     315,614      496,421     140,283    166,487      340            615
Payable for units
 withdrawn..............       32,695         --     3,064,700      15,247         94      --             --
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
 Total liabilities......      126,374     315,614    3,561,121     155,530    166,581      340            615
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $84,833,841 355,034,920  365,985,414 134,672,430 84,299,196  981,217      1,696,476
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 I (note 2).............      560,064     801,953    1,438,160     852,997    753,703      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type I...........  $     22.55       63.69        64.59       30.46      32.40      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 II (note 2)............    2,562,480   3,655,340    3,299,098   3,134,526  1,564,417      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type II..........  $     21.85       61.69        62.57       29.51      31.39      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 III (note 2)...........    1,437,061   5,423,593    4,011,227   1,554,884    829,485      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type III.........  $     10.10       13.00        15.01        9.57      11.48      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 IV (note 2)............      167,312     634,278      459,900     141,624    116,683      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type IV..........  $     10.16       12.54        14.05        9.25      10.71      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 V (note 2).............          --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type V...........  $       --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VI (note 2)............          --          --           --          --         --    68,997        114,394
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VI..........  $       --          --           --          --         --      9.41           9.03
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VII (note 2)...........          --          --           --          --         --    35,315         73,558
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VII.........  $       --          --           --          --         --      9.40           9.02
                          =========== ===========  =========== =========== ==========  =======      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                 Variable Insurance
                            Variable Insurance Products Fund      Products Fund II
                          ------------------------------------ -----------------------
                            Equity-                               Asset
                             Income      Growth     Overseas     Manager   Contrafund
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                          ------------ ----------- ----------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (25,642,567 shares;
  cost --
   $572,832,749)........  $654,398,298         --          --          --          --
 Growth Portfolio
  (15,248,683 shares;
  cost --
   $650,281,384)........           --  665,605,016         --          --          --
 Overseas Portfolio
  (5,456,699 shares;
  cost --
   $118,222,277)........           --          --  109,079,406         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager Portfolio
  (22,864,719 shares;
  cost --
   $357,779,527)........           --          --          --  365,835,511         --
 Contrafund Portfolio
  (22,611,211 shares;
  cost --
   $509,793,351)........           --          --          --          --  536,790,147
Dividend Receivable.....           --          --          --          --          --
Receivable for units
 sold...................       163,018     111,351         --       68,807     115,855
                          ------------ ----------- ----------- ----------- -----------
 Total assets...........   654,561,316 665,716,367 109,079,406 365,904,318 536,906,002
                          ------------ ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       668,146     758,627     269,649     583,365     433,235
Payable for units
 withdrawn..............       366,183      96,993  10,938,491     422,585      84,121
                          ------------ ----------- ----------- ----------- -----------
 Total liabilities......     1,034,329     855,620  11,208,140   1,005,950     517,356
                          ------------ ----------- ----------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $653,526,987 664,860,747  97,871,266 364,898,368 536,388,646
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 I (note 2).............     3,098,226   2,537,479   1,662,419   8,822,451   1,951,596
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type I...........  $      46.44       64.94       26.59       29.09       29.83
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,905,021   5,410,897   1,573,977   3,182,533  12,149,774
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type II..........  $      44.99       62.91       25.76       28.28       29.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 III (note 2)...........     5,142,408  13,220,537   1,034,948   1,578,124  10,046,542
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type III.........  $      11.37       11.16       10.99       10.22       10.81
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 IV (note 2)............       557,714   1,122,676     167,898     212,496   1,214,744
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type IV..........  $       9.95       10.81       10.41        9.99       10.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,235,698
  shares; cost -- $144,537,079).......... $140,936,758         --        --
 Growth Opportunities Portfolio
  (4,687,857 shares; cost --
   $98,685,643)..........................          --   83,162,589       --
 Mid Cap Portfolio (113 shares; cost --
   $2,196)...............................          --          --      2,279
Dividend Receivable......................          --          --          9
Receivable for units sold................      155,203   4,606,756       --
                                          ------------  ----------     -----
 Total assets............................  141,091,961  87,769,345     2,288
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       98,918      60,418        10
Payable for units withdrawn..............       10,684         --        --
                                          ------------  ----------     -----
 Total liabilities.......................      109,602      60,418        10
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $140,982,359  87,708,927     2,278
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      410,164     299,397       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      16.31       12.80       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,576,695   4,498,947       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      16.16       12.68       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    3,872,703   2,947,260       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $      10.14        8.45       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      513,093     236,293       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       9.52        8.07       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        1,952       2,112       207
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       9.90        8.88     11.03
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                               Variable Insurance
                           Variable Insurance    Products Fund    Variable Insurance
                            Products Fund --   II --Service Class  Products Fund III
                            Service Class 2            2          -- Service Class 2
                          -------------------- ------------------ -------------------
                           Equity-                                Growth &
                            Income    Growth       Contrafund      Income    Mid Cap
                          Portfolio  Portfolio     Portfolio      Portfolio Portfolio
                          ---------- --------- ------------------ --------- ---------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (65,345 shares;
  cost -- $1,597,979)...  $1,660,408       --            --                       --
 Growth Portfolio
  (70,676 shares;
  cost -- $3,310,563)...         --  3,069,439           --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (140,128 shares;
  cost -- $3,341,012)...         --        --      3,312,621            --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):         --        --            --             --        --
 Growth & Income
  Portfolio (93,271
  shares; cost --
   $1,433,455)..........         --        --            --       1,414,925       --
 Mid Cap Portfolio
  (153,195 shares;
  cost -- $2,980,550)...         --        --            --             --  3,094,533
Dividend Receivable.....         --        --            --             --      9,164
Receivable from
 affiliate..............          11       --            --               1       --
Receivable for units
 sold...................         --     16,275        28,855          1,250    38,686
                          ---------- ---------     ---------      --------- ---------
 Total assets...........   1,660,419 3,085,714     3,341,476      1,416,176 3,142,383
                          ---------- ---------     ---------      --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         613     1,136         1,238            549    10,276
Payable for units
 withdrawn..............         --        --            --             --        --
                          ---------- ---------     ---------      --------- ---------
 Total liabilities......         613     1,136         1,238            549    10,276
                          ---------- ---------     ---------      --------- ---------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $1,659,806 3,084,578     3,340,238      1,415,627 3,132,107
                          ========== =========     =========      ========= =========
Outstanding units: Type
 I (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type I...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 II (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type II..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 III (note 2)...........         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type III.........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 IV (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type IV..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 V (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type V...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VI (note 2)............     109,912   306,801       211,423         53,009   243,434
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VI..........  $    11.04      8.39          9.38           9.78     10.71
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VII (note 2)...........      40,470    60,848       144,834         91,832    49,059
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VII.........  $    11.03      8.39          9.37           9.77     10.70
                          ========== =========     =========      ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                             Federated Insurance
                                                                                 Series --
                                      Federated Insurance Series               Service Shares
                          -------------------------------------------------- -------------------
                            American      High                 International
                          Leaders Fund Income Bond   Utility   Small Company        High
                               II        Fund II     Fund II      Fund II    Income Bond Fund II
                          ------------ ----------- ----------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,058,250 shares;
  cost --
   $101,192,581)........  $103,795,287         --          --         --               --
 High Income Bond Fund
  II (7,256,485 shares;
  cost -- $69,601,018)..           --   61,389,861         --         --               --
 Utility Fund II
  (4,632,384 shares;
  cost -- $62,502,300)..           --          --   57,626,858        --               --
 International Small
  Company Fund II
  (11,071 shares;
  cost -- $89,526)......           --          --          --      87,796              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (50,421 shares;
  cost -- $429,762).....           --          --          --         --           426,563
Receivable for units
 sold...................       170,381         --       44,927        --               --
                          ------------ ----------- -----------    -------         --------
 Total assets...........   103,965,668  61,389,861  57,671,785     87,796          426,563
                          ------------ ----------- -----------    -------         --------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        80,026      49,231      45,011         35              157
Payable for units
 withdrawn..............        19,006     158,681      18,911        382               37
                          ------------ ----------- -----------    -------         --------
 Total liabilities......        99,032     207,912      63,922        417              194
                          ------------ ----------- -----------    -------         --------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $103,866,636  61,181,949  57,607,863     87,379          426,369
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 I (note 2).............       325,517     369,429     258,971        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type I...........  $      17.96       13.96       17.20        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 II (note 2)............     4,328,938   3,199,511   2,544,453        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type II..........  $      17.75       13.75       16.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 III (note 2)...........     1,783,774   1,236,512     971,234        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type III.........  $      10.58        8.86        9.36        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 IV (note 2)............       243,347     124,964     107,356        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type IV..........  $       9.49        8.61        8.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 V (note 2).............           --          --          --         --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type V...........  $        --          --          --         --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VI (note 2)............           --          --          --       6,644           33,278
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VI..........  $        --          --          --        8.38             9.21
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VII (note 2)...........           --          --          --       3,788           13,030
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VII.........  $        --          --          --        8.37             9.20
                          ============ =========== ===========    =======         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                           PBHG Insurance Series
                                                  Alger American Fund           Fund, Inc.
                                              --------------------------- -----------------------
                                                  Small        LargeCap   PBHG Large  PBHG Growth
                                              Capitalization    Growth    Cap Growth      II
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                              -------------- ------------ ----------- -----------
Assets
Investments in Alger American Fund, at fair
 value (note 2):
 Small Capitalization Portfolio (6,467,827
  shares; cost -- $224,738,257)..............  $151,929,250           --          --          --
 LargeCap Growth Portfolio (7,839,981 shares;
  cost -- $432,269,742)......................           --    370,595,918         --          --
Investments in PBHG Insurance Series Fund,
 Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,441,919
  shares; cost -- $64,822,033)...............           --            --   59,924,690         --
 PBHG Growth II Portfolio (3,175,625 shares;
  cost -- $76,920,163).......................           --            --          --   59,955,791
Receivable for units sold....................       242,775        83,238      34,240         --
                                               ------------  ------------ ----------- -----------
 Total assets................................   152,172,025   370,679,156  59,958,930  59,955,791
                                               ------------  ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................       119,450       321,744      73,063      35,288
Payable for units withdrawn..................     6,440,444       159,262      11,568   1,046,576
                                               ------------  ------------ ----------- -----------
 Total liabilities...........................     6,559,894       481,006      84,631   1,081,864
                                               ------------  ------------ ----------- -----------
Net assets attributable to variable deferred
 annuity contract holders....................  $145,612,131   370,198,150  59,874,299  58,873,927
                                               ============  ============ =========== ===========
Outstanding units: Type I (note 2)...........       949,219       960,901     269,115     380,451
                                               ============  ============ =========== ===========
Net asset value per unit: Type I.............  $      12.39         21.88       24.09       18.41
                                               ============  ============ =========== ===========
Outstanding units: Type II (note 2)..........     7,559,032    10,491,039   2,236,754   2,843,741
                                               ============  ============ =========== ===========
Net asset value per unit: Type II............  $      12.23         21.59       23.87       18.24
                                               ============  ============ =========== ===========
Outstanding units: Type III (note 2).........     3,566,464    10,372,485         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type III...........  $      10.13         10.49         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type IV (note 2)..........       537,277     1,392,041         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type IV............  $       9.82          9.96         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type V (note 2)...........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type V.............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VI (note 2)..........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VI............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VII (note 2).........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VII...........  $        --            --          --          --
                                               ============  ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                Worldwide
                               Growth       Growth       Growth      Balanced
                             Portfolio    Portfolio    Portfolio    Portfolio
                            ------------ ------------ ------------ ------------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (14,039,186
  shares; cost --
   $706,425,531)..........  $509,622,437          --           --           --
 Growth Portfolio
  (29,073,584 shares;
  cost -- $782,872,597)...           --   769,868,499          --           --
 Worldwide Growth
  Portfolio (25,646,949
  shares; cost --
   $913,744,295)..........           --           --   948,424,184          --
 Balanced Portfolio
  (25,385,539 shares;
  cost -- $621,693,742)...           --           --           --   617,122,464
Receivable from
 affiliate................           --           --           --           --
Receivable for units
 sold.....................        22,807       30,434          --       158,539
                            ------------ ------------ ------------ ------------
 Total assets.............   509,645,244  769,898,933  948,424,184  617,281,003
                            ------------ ------------ ------------ ------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       388,550      770,719      766,982      401,171
Payable for units
 withdrawn................       224,462    2,079,866    1,831,379       39,514
                            ------------ ------------ ------------ ------------
 Total liabilities........       613,012    2,850,585    2,598,361      440,685
                            ------------ ------------ ------------ ------------
Net assets attributable to
 variable deferred annuity
 contract holders.........  $509,032,232  767,048,348  945,825,823  616,840,318
                            ============ ============ ============ ============
Outstanding units: Type I
 (note 2).................     1,476,739    3,339,577    3,447,311    2,250,745
                            ============ ============ ============ ============
Net asset value per unit:
 Type I...................  $      40.38        30.88        39.89        23.67
                            ============ ============ ============ ============
Outstanding units: Type II
 (note 2).................     7,072,505   14,437,869   15,931,243   16,570,364
                            ============ ============ ============ ============
Net asset value per unit:
 Type II..................  $      39.64        30.32        39.17        23.36
                            ============ ============ ============ ============
Outstanding units: Type
 III (note 2).............    10,800,977   17,978,378   12,873,897   14,010,497
                            ============ ============ ============ ============
Net asset value per unit:
 Type III.................  $      14.06        11.33        12.69        11.48
                            ============ ============ ============ ============
Outstanding units: Type IV
 (note 2).................     1,417,961    2,092,272    1,684,062    1,437,590
                            ============ ============ ============ ============
Net asset value per unit:
 Type IV..................  $      12.12        10.74        12.42        10.88
                            ============ ============ ============ ============
Outstanding units: Type V
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type V...................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type VI
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VI..................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type
 VII (note 2).............           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VII.................  $        --           --           --           --
                            ============ ============ ============ ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------
                           Flexible   International   Capital     Equity     High
                            Income       Growth     Appreciation  Income     Yield
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (6,109,251
  shares; cost --
   $71,058,601).........  $70,012,021          --            --     --         --
 International Growth
  Portfolio (8,685,103
  shares; cost --
   $303,293,293)........          --   268,369,682           --                --
 Capital Appreciation
  Portfolio (16,513,441
  shares; cost --
  $479,041,103).........          --           --    442,395,093    --         --
 Equity Income Portfolio
  (51 shares; cost --
   $1,072)..............          --           --            --     981        --
 High Yield Portfolio
  (112 shares; cost --
   $1,149)..............          --           --            --     --       1,093
Receivable from
 affiliate..............          --             5           --     --         --
Receivable for units
 sold...................        4,618       98,467        37,526    --         --
                          ----------- ------------  ------------   ----     ------
 Total Assets...........   70,016,639  268,468,154   442,432,619    981      1,093
                          ----------- ------------  ------------   ----     ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       52,646      161,738       319,131      1          1
Payable for units
 withdrawn..............       33,919   17,926,302       501,101    --         --
                          ----------- ------------  ------------   ----     ------
 Total liabilities......       86,565   18,088,040       820,232      1          1
                          ----------- ------------  ------------   ----     ------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $69,930,074  250,380,114   441,612,387    980      1,092
                          =========== ============  ============   ====     ======
Outstanding units: Type
 I (note 2).............      384,649      914,128       853,141    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type I...........  $     14.24        23.75         26.16    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 II (note 2)............    3,443,885    6,457,205     8,761,565    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type II..........  $     14.05        23.47         25.92    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 III (note 2)...........    1,350,650    4,568,600    14,448,594    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type III.........  $     10.43        14.16         12.14    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 IV (note 2)............      191,005      885,554     1,575,700    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type IV..........  $     10.36        14.03         10.64    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 V (note 2).............          --           392         2,683    104        111
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type V...........  $       --          8.38          8.59   9.45       9.88
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VI (note 2)............          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VI..........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VII (note 2)...........          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VII.........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (4,053,234 shares; cost --
   $36,543,828)...................  $37,735,607        --        --         --
 Global Technology Portfolio
  (3,619,360 shares; cost --
   $32,374,947)...................          --  23,706,810       --         --
 Aggressive Growth Portfolio
  (109,107 shares; cost --
   $4,770,479)....................          --         --  3,924,594        --
 Growth Portfolio (201,806 shares;
  cost -- $5,916,132).............          --         --        --   5,319,599
Receivable from affiliate.........        6,923        --        --         --
Receivable for units sold.........      415,888     25,586     3,907     35,105
                                    ----------- ---------- ---------  ---------
 Total assets.....................   38,158,418 23,732,396 3,928,501  5,354,704
                                    ----------- ---------- ---------  ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............       13,694      9,070     1,483      1,962
Payable for units withdrawn.......       15,437      9,004       --         --
                                    ----------- ---------- ---------  ---------
 Total liabilities................       29,131     18,074     1,483      1,962
                                    ----------- ---------- ---------  ---------
Net assets attributable to
 variable deferred annuity
 contractholders..................  $38,129,287 23,714,322 3,927,018  5,352,742
                                    =========== ========== =========  =========
Outstanding units: Type I (note
 2)...............................      320,846    192,319       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type I..  $     11.45       6.82       --         --
                                    =========== ========== =========  =========
Outstanding units: Type II (note
 2)...............................    1,245,259  1,333,647       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 II...............................  $     11.43       6.81       --         --
                                    =========== ========== =========  =========
Outstanding units: Type III (note
 2)...............................    1,538,535  1,420,254       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 III..............................  $     11.42       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type IV (note
 2)...............................       97,759    222,133       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 IV...............................  $     11.41       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type V (note
 2)...............................          --         --        --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type V..  $       --         --        --         --
                                    =========== ========== =========  =========
Outstanding units: Type VI (note
 2)...............................      120,366    284,186   507,673    513,258
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VI...............................  $     10.72       6.66      6.65       8.33
                                    =========== ========== =========  =========
Outstanding units: Type VII (note
 2)...............................       23,012     39,046    82,856    129,483
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VII..............................  $     10.71       6.65      6.65       8.32
                                    =========== ========== =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 ------------ --------- ------------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (200,823 shares; cost --
   $5,763,124).................   $5,329,834        --          --          --
 Worldwide Growth Portfolio
  (149,154 shares; cost --
   $6,006,029).................          --   5,484,392         --          --
 International Growth Portfolio
  (67,622 shares; cost --
   $2,227,971).................          --         --    2,071,928         --
 Balanced Portfolio (185,335
  shares; cost -- $4,707,357)..          --         --          --    4,620,399
Receivable from affiliate......          --         --          --          --
Receivable for units sold......       49,265     85,632      21,571      15,907
                                  ----------  ---------   ---------   ---------
 Total assets..................    5,379,099  5,570,024   2,093,499   4,636,306
                                  ----------  ---------   ---------   ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............        1,812      2,022         752       1,738
Payable for units withdrawn....          --         --          --          --
                                  ----------  ---------   ---------   ---------
 Total liabilities.............        1,812      2,022         752       1,738
                                  ----------  ---------   ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders...............   $5,377,287  5,568,002   2,092,747   4,634,568
                                  ==========  =========   =========   =========
Outstanding units: Type I (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 I.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type II
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 II............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type III
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 III...........................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type IV
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 IV............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type V (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 V.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type VI
 (note 2)......................      524,387    562,276     214,995     280,452
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VI............................   $     8.45       8.18        8.10        9.62
                                  ==========  =========   =========   =========
Outstanding units: Type VII
 (note 2)......................      112,111    118,553      43,422     201,522
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VII...........................   $     8.44       8.17        8.09        9.61
                                  ==========  =========   =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                               Goldman Sachs              Salomon Brothers
                          Variable Insurance Trust    Variable Series Fund Inc.
                          ------------------------ -------------------------------
                                                                           Total
                           Growth and    Mid Cap   Strategic  Investors   Return
                          Income Fund  Value Fund  Bond Fund     Fund      Fund
                          ------------ ----------- ---------- ---------- ---------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,542,365 shares;
  cost -- $16,480,029)..  $ 15,948,051         --         --         --        --
 Mid Cap Value Fund
  (6,866,197 shares;
  cost -- $65,731,153)..           --   73,262,319        --         --        --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (1,351,707 shares;
  cost -- $13,484,365)..           --          --  13,179,140        --        --
 Investors Fund
  (2,852,879 shares;
  cost -- $38,625,269)..           --          --         --  38,770,629       --
 Total Return Fund
  (695,510 shares;
  cost -- $7,358,195)...           --          --         --         --  7,441,952
Receivable from
 affiliate..............           --          --         --         605       --
Receivable for units
 sold...................       172,223     916,077      8,770     87,048   198,389
                          ------------ ----------- ---------- ---------- ---------
 Total assets...........    16,120,274  74,178,396 13,187,910 38,858,282 7,640,341
                          ------------ ----------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         9,248      36,190      6,142     14,079     3,602
Payable for units
 withdrawn..............         1,822         --          70  1,380,987       --
                          ------------ ----------- ---------- ---------- ---------
 Total liabilities......        11,070      36,190      6,212  1,395,066     3,602
                          ------------ ----------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 16,109,204  74,142,206 13,181,698 37,463,216 7,636,739
                          ============ =========== ========== ========== =========
Outstanding units: Type
 I (note 2).............        71,900     312,480     34,928    126,555     8,529
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type I...........  $       8.70       10.87      10.78      15.27     11.34
                          ============ =========== ========== ========== =========
Outstanding units: Type
 II (note 2)............       971,475   2,769,191    556,622    775,796   272,799
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type II..........  $       8.64       10.80      10.72      15.18     11.28
                          ============ =========== ========== ========== =========
Outstanding units: Type
 III (note 2)...........       644,374   2,947,576    546,314  1,815,125   391,192
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type III.........  $       9.80       12.93      10.46      12.46     10.53
                          ============ =========== ========== ========== =========
Outstanding units: Type
 IV (note 2)............        86,719     237,882    108,469    100,680    33,720
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type IV..........  $       8.94       11.46      10.36      11.30     10.19
                          ============ =========== ========== ========== =========
Outstanding units: Type
 V (note 2).............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type V...........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VI (note 2)............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VI..........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VII (note 2)...........           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VII.........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                           AIM Variable Insurance Funds
                          --------------------------------------------------------------
                            AIM V.I.    AIM V.I.
                            Capital    Aggressive      AIM V.I.      AIM V.I.  AIM V.I.
                          Appreciation   Growth   Telecommunications  Growth     Value
                              Fund        Fund           Fund          Fund      Fund
                          ------------ ---------- ------------------ --------- ---------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (70,786 shares;
  cost -- $2,545,699)...   $2,183,044      --             --               --        --
 AIM V.I. Aggressive
  Growth Fund (87
  shares; cost --
   $1,426)..............          --     1,266            --               --        --
 AIM V.I.
  Telecommunications
  Fund (113 shares;
  cost -- $3,313).......          --       --           2,100              --        --
 AIM V.I. Growth Fund
  (81,994 shares;
  cost -- $2,314,686)...          --       --             --         2,035,098       --
 AIM V.I. Value Fund
  (170,958 shares;
  cost -- $4,865,255)...          --       --             --               --  4,668,862
Receivable for units
 sold...................        5,434      --             --             3,701    32,882
                           ----------    -----          -----        --------- ---------
 Total assets...........    2,188,478    1,266          2,100        2,038,799 4,701,744
                           ----------    -----          -----        --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
 Total liabilities......          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $2,187,617    1,266          2,100        2,038,003 4,700,197
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 I (note 2).............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type I...........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 II (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type II..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 III (note 2)...........          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type III.........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 IV (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type IV..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 V (note 2).............        2,185      136            314              --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type V...........   $     8.32     9.31           6.69              --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VI (note 2)............      182,931      --             --           155,022   418,728
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VI..........   $     8.17      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VII (note 2)...........       82,708      --             --           115,989   134,888
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VII.........   $     8.16      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                     MFS Variable Insurance Trust                             Dreyfus
                          --------------------------------------------------- ----------------------------------------
                                                                              Dreyfus Investments
                                     MFS Growth       MFS                         Portfolios-         The Dreyfus
                          MFS Growth With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                            Series     Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ---------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (207,485 shares;
  cost -- $2,880,057)...  $2,693,153       --            --            --               --                  --
 MFS Growth With Income
  Series (29,613 shares;
  cost -- $626,071).....         --    621,278           --            --               --                  --
 MFS New Discovery
  Series (59,616 shares;
  cost -- $982,067).....         --        --        989,025           --               --                  --
 MFS Utility Series
  (42,533 shares;
  cost -- $984,533).....         --        --            --      1,002,512                                  --
Investments in Dreyfus,
 at fair value (note 2):
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (14,196 shares;
  cost -- $145,219).....         --        --            --            --           131,030                 --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (12,892
  shares; cost --
   $476,809)............         --        --            --            --               --              444,375
Receivable from
 affiliate..............         --          1           --              4              --                  --
Receivable for units
 sold...................      50,826     2,788        23,532        17,212              --                2,904
                          ----------   -------     ---------     ---------          -------             -------
 Total assets...........   2,743,979   624,067     1,012,557     1,019,728          131,030             447,279
                          ----------   -------     ---------     ---------          -------             -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
 Total liabilities......         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,742,981   623,836     1,012,192     1,019,365          130,980             447,100
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 I (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type I...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 II (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type II..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 III (note 2)...........         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type III.........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 IV (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type IV..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 V (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type V...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VI (note 2)............     247,509    54,705        94,589        67,405           16,280              19,494
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VI..........  $     8.99      9.85          8.97         10.23             7.32                8.61
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VII (note 2)...........      57,669     8,638        18,273        32,271            1,616              32,472
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VII.........  $     8.98      9.84          8.96         10.22             7.31                8.60
                          ==========   =======     =========     =========          =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        PIMCO Variable Insurance Trust
                                -----------------------------------------------
                                 Foreign  Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (1,334
  shares; cost -- $12,598)....   $12,541         --           --           --
 Long-Term U.S Government Bond
  Portfolio (64,718 shares;
  cost -- $678,429)...........       --      683,421          --           --
 High Yield Bond Portfolio
  (31,319 shares; cost --
   $262,950)..................       --          --       260,885          --
 Total Return Bond Portfolio
  (159,696 shares; cost --
   $1,555,278)................       --          --           --     1,560,235
Dividends Receivable..........         8         346          234        1,422
Receivable from affiliate.....       --          --           --           --
Receivable for units sold.....       --          --           356        5,409
                                 -------     -------      -------    ---------
 Total assets.................    12,549     683,767      261,475    1,567,066
                                 -------     -------      -------    ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        13         589          326        1,939
Payable for units withdrawn...       --          --            36          --
                                 -------     -------      -------    ---------
 Total liabilities............        13         589          362        1,939
                                 -------     -------      -------    ---------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $12,536     683,178      261,113    1,565,127
                                 =======     =======      =======    =========
Outstanding units: Type I
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 I............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type II
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 II...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type III
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 III..........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type IV
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 IV...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type V
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 V............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type VI
 (note 2).....................       278      46,012       14,696       89,120
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VI...........................   $ 10.39       11.11         9.93        10.58
                                 =======     =======      =======    =========
Outstanding units: Type VII
 (note 2).....................       929      15,494       11,611       58,869
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VII..........................   $ 10.38       11.10         9.92        10.57
                                 =======     =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- -------------------------------------------------
                                          Growth and
                                            Income         Premier Growth       Quasar
                             OTC Fund      Portfolio          Portfolio       Portfolio
                          -------------- ---------------  -----------------  -------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (103,258
  shares; cost --
   $2,903,289)..........    $2,357,377               --                 --              --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (71,510
  shares; cost --
   $1,597,371)..........           --          1,649,016                --              --
 Premier Growth
  Portfolio (176,421
  shares; cost --
   $6,030,440)..........           --                --           5,633,111             --
 Quasar Portfolio
  (36,793 shares;
  cost -- $452,101).....           --                --                 --          434,897
Dividends Receivable....           --                --                 --              --
Receivable from
 affiliate..............           --                  7                --              --
Receivable for units
 sold...................         5,868             6,933            348,475             --
                            ----------   ---------------    ---------------   -------------
 Total assets...........     2,363,245         1,655,956          5,981,586         434,897
                            ----------   ---------------    ---------------   -------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..           775               609              1,940             149
Payable for units
 withdrawn..............           --                --                 --              --
                            ----------   ---------------    ---------------   -------------
 Total liabilities......           775               609              1,940             149
                            ----------   ---------------    ---------------   -------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $2,362,470         1,655,347          5,979,646         434,748
                            ==========   ===============    ===============   =============
Outstanding units: Type
 I (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type I...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 II (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type II..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 III (note 2)...........           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type III.........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 IV (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type IV..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 V (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type V...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VI (note 2)............       305,802           111,233            560,937          35,167
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VI..........    $     6.09             10.74               8.02            8.67
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VII (note 2)...........        82,259            42,936            184,885          14,994
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VII.........    $     6.08             10.73               8.01            8.66
                            ==========   ===============    ===============   =============

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                                     GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                         S&P 500 index  Money Markey Total Return International   Real Estate   Global Income
                             Fund           Fund         Fund      Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------ ------------- --------------- -------------
                                                    Year ended December 31, 2000
                         ------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $   5,867,974   25,709,949    3,233,105       250,577     3,262,404       90,674
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       617,512      777,414      187,898        29,229        40,574        3,851
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     6,746,341    2,760,877    1,001,679       205,858       355,075       39,400
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,029,034    2,122,763      335,455        71,906        66,601          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       191,810      312,567       26,783         9,427         6,411          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            35        3,118          --            --              5          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,816        7,494          --            --            --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         3,916        3,040          --            --            --           --
                         -------------   ----------   ----------   -----------    ----------       ------
Net investment income
 (expense)..............    (3,727,490)  19,722,676    1,681,290       (65,843)    2,793,738       47,423
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    19,970,209          --     1,764,433     1,378,982        62,643        2,808
 Unrealized appreciation
  (depreciation) on
  investments...........  (107,689,426)         --    (4,412,545)  (13,842,761)   10,710,276       11,564
 Capital gain
  distributions.........    13,424,428          --     4,900,944     7,179,272       297,755        5,993
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,294,789)         --     2,252,832    (5,284,507)   11,070,674       20,365
                         -------------   ----------   ----------   -----------    ----------       ------
Increase (decrease) in
 net assets from
 operations............. $ (78,022,279)  19,722,676    3,934,122    (5,350,350)   13,864,412       67,788
                         =============   ==========   ==========   ===========    ==========       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------------------------------
                         Mid-Cap Value  Income    U.S. Equity  Premier Growth                       Small-Cap Value
                             Fund        Fund        Fund       Equity Fund    Value Equity Fund      Equity Fund
                         ------------- ---------  -----------  -------------- -------------------- -----------------
                                                                                  Period from         Period from
                                                                              September 7, 2000 to July 25, 2000 to
                                    Year ended December 31, 2000               December 31, 2000   December 31, 2000
                         ---------------------------------------------------- -------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............  $  956,123   3,326,827     464,070         83,761             786                840
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      68,886     119,993      15,752         11,352             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     737,629     405,167     376,093        269,228             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     299,494      95,433     378,425        478,732             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      39,435      50,058      28,655         38,993             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --          --          --               1             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         960         --          805          1,257             279                473
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          83         --        1,648            281             125                156
                          ----------   ---------  ----------     ----------          ------             ------
Net investment income
 (expense)..............    (190,364)  2,656,176    (337,308)      (716,083)            382                211
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,651,495    (294,093)    108,193        371,048          (1,303)               661
 Unrealized appreciation
  (depreciation) on
  investments...........   2,214,711   2,124,354  (4,004,706)    (7,604,056)          2,845             20,760
 Capital gain
  distributions.........   3,455,693         --    3,130,459      3,960,555             --                 --
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........   7,321,899   1,830,261    (766,054)    (3,272,453)          1,542             21,421
                          ----------   ---------  ----------     ----------          ------             ------
Increase (decrease) in
 net assets from
 operations.............  $7,131,535   4,486,437  (1,103,362)    (3,988,536)          1,924             21,632
                          ==========   =========  ==========     ==========          ======             ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                                         Capital      Aggressive                 Multiple
                                       Appreciation     Growth     High Income  Strategies
                         Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA     Fund/VA
                         ------------  ------------  ------------  -----------  ----------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 6,081,883       376,811            --    15,635,851   3,699,313
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     162,510       694,241      1,591,294      369,444     325,510
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     741,431     3,190,896      3,583,026    1,404,655     652,461
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     160,626       638,974        800,894      188,245      97,392
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,079        65,902         70,684       12,829       5,958
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --            --             --           --          --
                         -----------   -----------   ------------  -----------  ----------
Net investment income
 (expense)..............   5,002,237    (4,213,202)    (6,045,898)  13,660,678   2,617,992
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,426,644)   19,535,882     55,535,692   (5,751,459)  1,642,307
 Unrealized appreciation
  (depreciation) on
  investments...........     116,272   (46,098,627)  (134,489,391) (15,280,576) (5,637,908)
 Capital gain
  distributions.........         --     20,108,476     15,829,517          --    5,372,892
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,310,372)   (6,454,269)   (63,124,182) (21,032,035)  1,377,291
                         -----------   -----------   ------------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 3,691,865   (10,667,471)   (69,170,080)  (7,371,357)  3,995,283
                         ===========   ===========   ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds --
                                      Class 2 Shares                              Variable Insurance Products Fund
                          --------------------------------------------       ------------------------------------------
                          Global Securities        Main Street Growth        Equity-Income                   Overseas
                               Fund/VA              & Income Fund/VA           Portfolio   Growth Portfolio  Portfolio
                          ------------------       -------------------       ------------- ---------------- -----------
                             Period from               Period from
                           July 14, 2000 to         July 14, 2000 to
                          December 31, 2000         December 31, 2000               Year ended December 31, 2000
                          ------------------       -------------------       ------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..............      $              --                       --      11,330,359         748,608     1,808,871
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............                     --                       --       1,803,562       2,490,104       720,931
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............                     --                       --       5,959,579       5,122,547       646,784
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............                     --                       --         682,574       1,972,605       154,293
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............                     --                       --          60,178         139,383        45,457
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............                     --                       --             --              --              3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............                   1,201                    2,221            --              --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............                   1,178                    1,716            --              --            --
                               ------------------       ------------------    -----------    ------------   -----------
Net investment income
 (expense)...............                  (2,379)                  (3,937)     2,824,466      (8,976,031)      241,403
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................                  (5,305)                 (23,388)    13,511,052      43,916,327    (2,901,355)
 Unrealized appreciation
  (depreciation) on
  investments............                   1,512                  (57,461)   (18,523,201)   (203,701,580)  (31,389,426)
 Capital gain
  distributions..........                     --                       --      42,686,468      74,486,477    11,390,996
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........                  (3,793)                 (80,849)    37,674,319     (85,298,776)  (22,899,785)
                               ------------------       ------------------    -----------    ------------   -----------
Increase (decrease) in
 net assets from
 operations..............      $           (6,172)                 (84,786)    40,498,785     (94,274,807)  (22,658,382)
                               ==================       ==================    ===========    ============   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Variable Insurance Products Fund
                                         II                         Variable Insurance Products Fund III
                         ----------------------------------- ---------------------------------------------------
                                                                                Growth
                         Asset Manager                       Growth & Income Opportunities
                           Portfolio    Contrafund Portfolio    Portfolio      Portfolio     Mid Cap Portfolio
                         -------------  -------------------- --------------- ------------- ---------------------
                                                                                                Period from
                                                                                           September 21, 2000 to
                            Year ended December 31, 2000     Year ended December 31, 2000    December 31, 2000
                         ----------------------------------- ----------------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 14,824,317          1,822,052         1,350,001      1,218,779             9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    3,561,734            833,001            92,387         68,764           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    1,329,782          5,173,228         1,215,962        927,296           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      197,613          1,390,236           491,821        319,596           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       19,910            136,824            48,915         26,749           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --                 --                 35             36             5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          --                 --                --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          --                 --                --             --            --
                         ------------       ------------       -----------    -----------          ----
Net investment income
 (expense)..............    9,715,278         (5,711,237)         (499,119)      (123,662)            4
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    9,628,050         18,832,496           (45,404)    (1,855,073)          --
 Unrealized appreciation
  (depreciation) on
  investments...........  (75,223,151)      (124,566,797)      (14,786,076)   (22,990,080)           83
 Capital gain
  distributions.........   34,925,087         66,140,474         8,810,533      6,180,953           --
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments.........  (30,670,014)       (39,593,827)       (6,020,947)   (18,664,200)           83
                         ------------       ------------       -----------    -----------          ----
Increase (decrease) in
 net assets from
 operations............. $(20,954,736)       (45,305,064)       (6,520,066)   (18,787,862)           87
                         ============       ============       ===========    ===========          ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                    Variable Insurance
                                Variable Insurance Products        Products Fund II --      Variables Insurance Product
                                  Fund -- Service Class 2            Service Class 2         Fund III -- Service Class 2
                         ----------------------------------------- -------------------- ------------------------------------
                                                                                         Growth & Income
                         Equity-Income Portfolio Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                         ----------------------- ----------------- -------------------- ----------------- ------------------
                               Period from          Period from        Period from         Period from       Period from
                            August 1, 2000 to    July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                            December 31, 2000    December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                         ----------------------- ----------------- -------------------- ----------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............         $   --                   --                 --                  --              9,164
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           2,306                6,624              4,756               1,842             5,609
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           1,450                2,055              2,754               1,788             1,619
                                 -------             --------            -------             -------           -------
Net investment income
 (expense)..............          (3,756)              (8,679)            (7,510)             (3,630)            1,936
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5,134              (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........          62,429             (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........             --                   --                 --                  --                --
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........          67,563             (278,367)           (48,322)            (32,361)          107,846
                                 -------             --------            -------             -------           -------
Increase (decrease) in
 net assets from
 operations.............         $63,807             (287,046)           (55,832)            (35,991)          109,782
                                 =======             ========            =======             =======           =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                               Federated Insurance
                                                                                                   Series  --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                           Period from August      Period from
                                                                               15, 2000 to      August 8, 2000 to
                                   Year ended December 31, 2000             December 31, 2000   December 31, 2000
                         ------------------------------------------------- ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............    $  913,438        5,621,471       1,775,511             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        74,185           57,775          67,850             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     1,053,592          645,795         636,467             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............       236,435          157,055         111,580             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        25,314           14,966          10,545             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --              --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --              --              206                  589
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --              --               89                  406
                            ----------      -----------      ----------          ------              -------
Net investment income
 (expense)..............      (476,088)       4,745,880         949,069            (295)                (995)
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (489,663)      (3,675,304)        165,708          (5,800)              (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........      (715,898)      (7,353,864)     (8,635,890)         (1,730)              (3,199)
 Capital gain
  distributions.........     2,763,969              --        1,180,071             --                   --
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments.........     1,558,408      (11,029,168)     (7,290,111)         (7,530)             (12,884)
                            ----------      -----------      ----------          ------              -------
Increase (decrease) in
 net assets from
 operations.............    $1,082,320       (6,283,288)     (6,341,042)         (7,825)             (13,879)
                            ==========      ===========      ==========          ======              =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                             Year ended December 31, 2000        Year ended December 31, 2000
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $         --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          208,517           326,144         69,234           105,199
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        1,564,476         3,430,287        578,662           723,258
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          526,062         1,528,961            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           66,824           119,242            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                            -------------      ------------    -----------       -----------
Net investment income
 (expense)..............       (2,365,879)       (5,404,634)      (647,896)         (828,457)
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (13,564,336)       12,399,667      4,923,187         7,169,087
 Unrealized appreciation
  (depreciation) on
  investments...........     (104,785,153)     (126,629,614)   (14,212,318)      (28,965,467)
 Capital gain
  distributions.........       63,049,078        49,596,493      1,489,256         1,332,107
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (55,300,411)      (64,633,454)    (7,799,875)      (20,464,273)
                            -------------      ------------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............    $ (57,666,290)      (70,038,088)    (8,447,771)      (21,292,730)
                            =============      ============    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $          --       581,303     1,537,666    5,282,352  1,200,964
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     1,159,632     1,579,156     2,172,923      710,064     71,478
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     5,142,038     6,726,310    10,151,150    5,004,032    620,915
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,696,495     2,946,365     2,378,311    2,004,749    158,702
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       290,129       275,188       266,389      155,591     22,093
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (9,288,294)  (10,945,716)  (13,431,107)  (2,592,084)   327,776
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    71,239,829    54,561,971   102,321,143   14,349,077   (665,109)
 Unrealized appreciation
  (depreciation) on
  investments...........  (400,491,830) (259,004,529) (376,506,650) (94,048,596)   961,252
 Capital gain
  distributions.........    78,125,643    67,928,705    89,963,724   59,830,783  2,466,992
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (251,126,358) (136,513,853) (184,221,783) (19,868,736) 2,763,135
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(260,414,652) (147,459,569) (197,652,890) (22,460,820) 3,090,911
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                         ------------------------------------------------------------------------------
                          International   Capital Appreciation    Equity Income         High Yield
                         Growth Portfolio      Portfolio            Portfolio            Portfolio
                         ---------------- -------------------- -------------------- -------------------
                                                                   Period from          Period from
                                                               September 8, 2000 to October 10, 2000 to
                             Year ended December 31, 2000       December 31, 2000    December 31, 2000
                         ------------------------------------- -------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     870,111          2,300,372                2                  47
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        337,134            359,338              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      2,319,906          3,440,573              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        856,920          2,725,241              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        157,157            223,907              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          1,694                 36                5                   3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --               --                  --
                          -------------       ------------             ----                 ---
Net investment income
 (expense)..............     (2,802,700)        (4,448,723)              (3)                 44
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     40,926,185         27,742,167               (7)                 (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,099,330)      (132,556,476)             (91)                (56)
 Capital gain
  distributions.........     12,849,769          3,745,856              --                  --
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments.........    (53,323,376)      (101,068,453)             (98)                (57)
                          -------------       ------------             ----                 ---
Increase (decrease) in
 net assets from
 operations.............  $ (56,126,076)      (105,517,176)            (101)                (13)
                          =============       ============             ====                 ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Janus Aspen Series -- Service Shares
                         -----------------------------------------------------------------------------
                         Global Life    Global                                            Capital
                          Sciences    Technology      Aggressive                       Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio     Portfolio
                         -----------  -----------  ---------------- ---------------- -----------------
                               Period from                    Period from               Period from
                             May 2, 2000 to                July 24, 2000 to          July 26, 2000 to
                            December 31, 2000              December 31, 2000         December 31, 2000
                         ------------------------  --------------------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends............. $      --        143,868           --               --            19,496
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     15,244        10,197           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     65,091        58,820           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     97,451        82,772           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      3,734         7,446           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      3,005         5,963        10,655           12,561            9,950
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        980         1,335         2,051            2,976            3,436
                         ----------   -----------      --------         --------         --------
Net investment income
 (expense)..............   (185,505)      (22,665)      (12,706)         (15,537)           6,110
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    471,691    (1,660,779)     (125,677)         (88,725)         (77,233)
 Unrealized appreciation
  (depreciation) on
  investments...........  1,191,779    (8,668,137)     (845,885)        (596,533)        (433,290)
 Capital gain
  distributions.........        --            --          2,170            3,362               61
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments.........  1,663,470   (10,328,916)     (969,392)        (681,896)        (510,462)
                         ----------   -----------      --------         --------         --------
Increase (decrease) in
 net assets from
 operations............. $1,477,965   (10,351,581)     (982,098)        (697,433)        (504,352)
                         ==========   ===========      ========         ========         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                      Goldman Sachs
                           Janus Aspen Series -- Service Shares (continued)     Variable Insurance Trust
                         ---------------------------------------------------- --------------------------------
                            Worldwide      International                       Growth and       Mid Cap Value
                         Growth Portfolio Growth Portfolio Balanced Portfolio  Income Fund          Fund
                         ---------------- ---------------- ------------------ -------------    ---------------
                                    Period from               Period from
                                 July 25, 2000 to           July 24, 2000 to
                                 December 31, 2000         December 31, 2000  Year ended December 31, 2000
                         --------------------------------- ------------------ --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $   1,478            4,035            23,867              58,566            492,698
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                --                7,844             18,408
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                --              110,860            192,856
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                --               70,525            201,833
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                --                8,517             16,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                --                  --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       13,680            3,883             7,796                 --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        2,669            1,345             6,322                 --                 --
                            ---------         --------          --------       -------------    ---------------
Net investment income
 (expense)..............      (14,871)          (1,193)            9,749            (139,180)            63,310
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (81,037)         (32,754)          (17,256)             46,957            449,393
 Unrealized appreciation
  (depreciation) on
  investments...........     (521,637)        (156,043)          (86,958)           (787,438)         8,304,706
 Capital gain
  distributions.........        2,787              395             1,488                 --           1,591,378
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments.........     (599,887)        (188,402)         (102,726)           (740,481)        10,345,477
                            ---------         --------          --------       -------------    ---------------
Increase (decrease) in
 net assets from
 operations.............    $(614,758)        (189,595)          (92,977)           (879,661)        10,408,787
                            =========         ========          ========       =============    ===============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Salomon Brothers Variable Series Fund Inc.        AIM Variable Insurance Funds
                         ----------------------------------------------- -------------------------------------
                                                            Total Return AIM V.I. Capital  AIM V.I. Aggressive
                         Strategic Bond Fund Investors Fund     Fund     Appreciation Fund     Growth Fund
                         ------------------- -------------- ------------ ----------------- -------------------
                                                                            Period from        Period from
                                                                         July 14, 2000 to  October 16, 2000 to
                                  Year ended December 31, 2000           December 31, 2000  December 31, 2000
                         ----------------------------------------------- ----------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 777,130          258,985      227,202             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          4,764            6,726        2,067             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         51,208           53,821       33,976             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         57,856          123,480       34,340             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          8,283            6,110        3,172             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --               --           --               34                4
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --               --           --            3,924              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --               --           --            2,767              --
                              ---------        ---------      -------        --------             ----
Net investment income
 (expense)..............        655,019           68,848      153,647          (6,725)              (4)
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (26,890)         295,242       12,080         (39,485)              54
 Unrealized appreciation
  (depreciation) on
  investments...........        (95,423)          65,351      195,015        (362,655)            (160)
 Capital gain
  distributions.........            --         1,091,072          --           53,685              --
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments.........       (122,313)       1,451,665      207,095        (348,455)            (106)
                              ---------        ---------      -------        --------             ----
Increase (decrease) in
 net assets from
 operations.............      $ 532,706        1,520,513      360,742        (355,180)            (110)
                              =========        =========      =======        ========             ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AIM Variable Insurance Funds (continued)
                         -----------------------------------------------------------------------------------------
                               AIM V.I.                                           AIM V.I. Capital
                          Telecommunications      AIM V.I.          AIM V.I.        Development    AIM V.I. Growth
                                 Fund            Growth Fund       Value Fund           Fund       and Income Fund
                         -------------------- ----------------- ----------------- ---------------- ---------------
                             Period from         Period from       Period from              Period from
                         September 8, 2000 to July 20, 2000 to  July 14, 2000 to        October 24, 2000 to
                          December 31, 2000   December 31, 2000 December 31, 2000        December 31, 2000
                         -------------------- ----------------- ----------------- --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............       $   --                  178             3,599            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses-- Type IV
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             6                 --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --                2,551             5,813            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --                2,769             3,615            --               --
                               -------            --------          --------            ---              ---
Net investment income
 (expense)..............            (6)             (5,142)           (5,829)           --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (186)            (46,880)          (90,467)            (3)             (21)
 Unrealized appreciation
  (depreciation) on
  investments...........        (1,213)           (279,588)         (196,393)           --               --
 Capital gain
  distributions.........           305              61,649           125,375            --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........        (1,094)           (264,819)         (161,485)            (3)             (21)
                               -------            --------          --------            ---              ---
Increase (decrease) in
 net assets from
 operations.............       $(1,100)           (269,961)         (167,314)            (3)             (21)
                               =======            ========          ========            ===              ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               MFS Variable Insurance Trust
                         -------------------------------------------------------------------------
                                            MFS Growth With   MFS New Discovery     MFS Utility
                         MFS Growth Series   Income Series          Series            Series
                         ----------------- ------------------ ------------------ -----------------
                            Period from       Period from        Period from        Period from
                         July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                         ----------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Ordinary
  dividends.............     $     --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,371            1,003              1,542             1,311
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         1,398              189                423               613
                             ---------          -------            -------            ------
Net investment income
 (expense)..............        (7,769)          (1,192)            (1,965)           (1,924)
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (40,271)          (4,767)           (15,215)           (4,009)
 Unrealized appreciation
  (depreciation) on
  investments...........      (186,904)          (4,793)             6,958            17,979
 Capital gain
  distributions.........           --               --                 --                --
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments.........      (227,175)          (9,560)            (8,257)           13,970
                             ---------          -------            -------            ------
Increase (decrease) in
 net assets from
 operations.............     $(234,944)         (10,752)           (10,222)           12,046
                             =========          =======            =======            ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Dreyfus                     PIMCO Variable Insurance Trust
                         ---------------------------------------- -------------------------------------
                         Dreyfus Investment      The Dreyfus                           Long-Term U.S.
                         Portfolios-Emerging Socially Responsible    Foreign Bond      Government Bond
                          Markets Portfolio   Growth Fund, Inc.        Portfolio          Portfolio
                         ------------------- -------------------- ------------------- -----------------
                                                                                         Period from
                             Period from         Period from          Period from      August 24, 2000
                         August 17, 2000 to   August 2, 2000 to   October 20, 2000 to        to
                          December 31, 2000   December 31, 2000    December 31, 2000  December 31, 2000
                         ------------------- -------------------- ------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............      $    564               3,573                187               4,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           302                 504                  6                 921
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            74                 415                 55                 242
                              --------             -------                ---              ------
Net investment income
 (expense)..............           188               2,654                126               3,128
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (211)             (4,600)               --               17,990
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,189)            (32,434)               (57)              4,992
 Capital gain
  distributions.........           --                  --                 311                 --
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,400)            (37,034)               254              22,982
                              --------             -------                ---              ------
Increase (decrease) in
 net assets from
 operations.............      $(14,212)            (34,380)               380              26,110
                              ========             =======                ===              ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           PIMCO Variable Insurance Trust
                                     (continued)             Rydex Variable Trust
                         ----------------------------------- --------------------
                          High Yield Bond  Total Return Bond
                             Portfolio         Portfolio           OTC Fund
                         ----------------- ----------------- --------------------
                            Period from       Period from        Period from
                         August 7, 2000 to July 25, 2000 to    July 14, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000
                         ----------------- ----------------- --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 4,015           14,404                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          154            1,277                4,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          602            2,098                1,571
                              -------           ------             --------
Net investment income
 (expense)..............        3,259           11,029               (5,772)
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (2,571)          13,606              (39,423)
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,065)           4,957             (545,912)
 Capital gain
  distributions.........          --               --                19,314
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments.........       (4,636)          18,563             (566,021)
                              -------           ------             --------
Increase (decrease) in
 net assets from
 operations.............      $(1,377)          29,592             (571,793)
                              =======           ======             ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Alliance Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          Growth and Income  Premier Growth
                              Portfolio         Portfolio     Quasar Portfolio
                          ----------------- ----------------- -----------------
                                                                 Period from
                             Period from       Period from     August 11, 2000
                          July 25, 2000 to  July 14, 2000 to         to
                          December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
  dividends..............      $   --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............        2,506             7,738               666
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............        1,100             5,112               521
                               -------          --------           -------
Net investment income
 (expense)...............       (3,606)          (12,850)           (1,187)
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................       (3,951)          (79,574)          (10,030)
 Unrealized appreciation
  (depreciation) on
  investments............       51,645          (397,329)          (17,204)
 Capital gain
  distributions..........          --                --                --
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments..........       47,694          (476,903)          (27,234)
                               -------          --------           -------
Increase (decrease) in
 net assets from
 operations..............      $44,088          (489,753)          (28,421)
                               =======          ========           =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                             S&P 500 Index Fund           Money Market Fund          Total Return Fund
                          --------------------------  --------------------------  ------------------------
                           Year ended December 31,     Year ended December 31,    Year ended December 31,
                          --------------------------  --------------------------  ------------------------
                              2000          1999          2000          1999         2000         1999
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,727,490)  (1,684,431)   19,722,676    10,913,399    1,681,290      958,254
 Net realized gain
  (loss)................     19,970,209   30,003,910           --            (10)   1,764,433    1,021,209
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,689,426)  47,259,421           --             10   (4,412,545)   5,281,350
 Capital gain
  distributions.........     13,424,428    6,090,099           --            --     4,900,944    2,426,755
                          -------------  -----------  ------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (78,022,279)  81,668,999    19,722,676    10,913,399    3,934,122    9,687,568
                          -------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    127,498,768  150,605,950   516,269,471   455,850,801   16,786,233   20,100,592
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (4,472,501)  (1,914,921)   (4,485,872)   (6,110,039)  (1,261,400)    (782,405)
  Surrenders............    (43,051,516) (23,948,873) (119,630,886) (119,079,947)  (8,222,688)  (5,649,875)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (541,072)    (346,732)     (329,548)     (308,122)    (106,096)     (83,454)
  Transfer gain (loss)
   and transfer fees....     (1,375,102)     957,648    (6,376,318)    5,822,636     (147,987)      67,204
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --            --            --           --           --
 Transfers (to) from the
  Guarantee Account.....     77,494,301   89,343,041    32,507,913    19,221,784    9,007,289   13,514,725
 Interfund transfers....    (10,791,405)  18,779,770  (411,698,590) (140,405,301)     529,778       76,047
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    144,761,473  233,475,883     6,256,170   214,991,812   16,585,129   27,242,834
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     66,739,194  315,144,882    25,978,846   225,905,211   20,519,251   36,930,402
Net assets at beginning
 of year................    623,972,282  308,827,400   444,442,152   218,536,941  103,038,746   66,108,344
                          -------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
 period.................  $ 690,711,476  623,972,282   470,420,998   444,442,152  123,557,997  103,038,746
                          =============  ===========  ============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          International Equity Fund   Real Estate Securities Fund      Global Income Fund
                          --------------------------- ----------------------------  -------------------------
                           Year ended December 31,      Year ended December 31,     Year ended December 31,
                          --------------------------- ----------------------------  -------------------------
                              2000          1999          2000           1999          2000          1999
                          -------------  ------------ -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (65,843)    (141,743)     2,793,738      1,007,263       47,423         4,058
 Net realized gain
  (loss)................      1,378,982    2,767,291         62,643     (2,823,490)       2,808      (134,013)
 Unrealized appreciation
  (depreciation) on
  investments...........    (13,842,761)   4,958,674     10,710,276      1,207,080       11,564      (715,675)
 Capital gain
  distributions.........      7,179,272    1,106,722        297,755         72,712        5,993         4,146
                          -------------  -----------  -------------  -------------  -----------  ------------
  Increase (decrease) in
   net assets from
   operations...........     (5,350,350)   8,690,944     13,864,412       (536,435)      67,788      (841,484)
                          -------------  -----------  -------------  -------------  -----------  ------------
From capital
 transactions:
 Net premiums...........      5,764,524    2,858,308      3,297,363      2,212,512      126,539       298,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (102,828)     (66,512)      (129,669)      (124,447)         --            --
  Surrenders............     (1,473,052)    (545,373)    (2,468,128)    (2,167,345)    (462,743)     (230,326)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (17,303)     (12,619)       (24,954)       (24,242)      (2,736)       (2,504)
  Transfer gain (loss)
   and transfer fees....       (128,946)     108,529          1,836       (129,406)    (194,245)       41,185
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......        (17,803)    (198,516)    (1,916,444)           --           --            --
 Transfers (to) from the
  Guarantee Account.....      1,626,671    1,447,720      1,559,033      2,498,480      403,611     1,130,309
 Interfund transfers....        637,892      361,833     14,572,417     (7,573,589)    (262,258)   (1,065,929)
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........      6,289,155    3,953,370     14,891,454     (5,308,037)    (391,832)      170,868
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets.............        938,805   12,644,314     28,755,866     (5,844,472)    (324,044)     (670,616)
Net assets at beginning
 of year................     39,464,065   26,819,751     40,701,073     46,545,545    9,000,108     9,670,724
                          -------------  -----------  -------------  -------------  -----------  ------------
Net assets at end of
 period.................  $  40,402,870   39,464,065     69,456,939     40,701,073    8,676,064     9,000,108
                          =============  ===========  =============  =============  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund         Income Fund            U.S. Equity Fund
                          --------------------------- ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------- ------------------------  ------------------------
                              2000          1999         2000         1999         2000         1999
                          -------------  ------------ -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (190,364)    (185,617)   2,656,176    1,829,233     (337,308)      (8,570)
 Net realized gain
  (loss)................      1,651,495    1,440,840     (294,093)    (265,204)     108,193      288,484
 Unrealized appreciation
  (depreciation) on
  investments...........      2,214,711    5,153,071    2,124,354   (2,672,230)  (4,004,706)     816,588
 Capital gain
  distributions.........      3,455,693          --           --        72,466    3,130,459    1,800,801
                          -------------  -----------  -----------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........      7,131,535    6,408,294    4,486,437   (1,035,735)  (1,103,362)   2,897,303
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     15,459,789   21,173,356    6,124,136    6,923,805   19,718,034   22,445,779
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (395,169)    (219,644)    (372,883)    (489,017)    (801,770)     (45,279)
  Surrenders............     (6,032,126)  (3,878,411)  (5,195,117)  (2,870,344)  (2,230,307)    (528,852)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (57,184)     (39,635)     (47,847)     (44,669)     (35,435)      (5,653)
  Transfer gain (loss)
   and transfer fees....        (51,581)     (24,010)     (65,188)      62,981     (102,008)     129,249
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --           --           --           --           --
 Transfers (to) from the
  Guarantee Account.....      8,049,992    9,162,615    3,780,622    8,054,862    8,019,690    6,635,234
 Interfund transfers....      2,965,830    2,580,708    3,049,984      (75,826)   5,570,334    5,339,842
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     19,939,551   28,754,979    7,273,707   11,561,792   30,138,538   33,970,320
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............     27,071,086   35,163,273   11,760,144   10,526,057   29,035,176   36,867,623
Net assets at beginning
 of year................     74,304,412   39,141,139   44,850,034   34,323,977   39,068,603    2,200,980
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $ 101,375,498   74,304,412   56,610,178   44,850,034   68,103,779   39,068,603
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------
                               Premier Growth                              Small-Cap Value
                                Equity Fund           Value Equity Fund      Equity Fund
                          -------------------------  -------------------- -----------------
                          Year ended December 31,        Period from         Period from
                          -------------------------  September 7, 2000 to July 25, 2000 to
                              2000         1999       December 31, 2000   December 31, 2000
                          ------------  -----------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (716,083)     (51,863)           382                 211
 Net realized gain
  (loss)................       371,048      559,025         (1,303)                661
 Unrealized appreciation
  (depreciation) on
  investments...........    (7,604,056)   2,049,497          2,845              20,760
 Capital gain
  distributions.........     3,960,555      770,369            --                  --
                          ------------  -----------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (3,988,536)   3,327,028          1,924              21,632
                          ------------  -----------        -------             -------
From capital
 transactions:
 Net premiums...........    28,726,468   14,174,762        180,257             208,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (584,762)      (3,881)           --                  --
  Surrenders............    (2,359,784)    (153,976)          (156)             (2,062)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (23,454)      (1,218)           --                  --
  Transfer gain (loss)
   and transfer fees....      (210,527)     205,591           (310)                (95)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......           --           --             --                  --
 Transfers (to) from the
  Guarantee Account.....     8,688,279    1,787,824         19,556              11,167
 Interfund transfers....     9,710,050    7,975,066            --                  --
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........    43,946,270   23,984,168        199,347             217,451
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets.............    39,957,734   27,311,196        201,271             239,083
Net assets at beginning
 of year................    27,311,196          --             --                  --
                          ------------  -----------        -------             -------
Net assets at end of
 period.................  $ 67,268,930   27,311,196        201,271             239,083
                          ============  ===========        =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------
                                                      Capital Appreciation        Aggressive Growth
                                Bond Fund/VA                 Fund/VA                   Fund/VA
                          -------------------------  ------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,002,237    2,159,731   (4,213,202)  (2,220,179)   (6,045,898)  (3,119,024)
 Net realized gain
  (loss)................    (1,426,644)    (367,634)  19,535,882    8,028,813    55,535,692   43,460,518
 Unrealized appreciation
  (depreciation) on
  investments...........       116,272   (4,062,392) (46,098,627)  64,932,288  (134,489,391) 120,804,294
 Capital gain
  distributions.........           --       306,119   20,108,476    7,443,892    15,829,517          --
                          ------------  -----------  -----------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........     3,691,865   (1,964,176) (10,667,471)  78,184,814   (69,170,080) 161,145,788
                          ------------  -----------  -----------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     9,691,839   12,174,256   59,748,019   23,530,758    69,621,179   13,548,977
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (864,694)    (689,793)  (2,553,573)  (1,199,344)   (1,741,348)  (1,088,159)
  Surrenders............    (9,068,522)  (5,269,460) (29,810,167) (14,095,955)  (54,966,024) (20,015,823)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (70,666)     (69,547)    (281,927)    (221,476)     (462,687)    (320,865)
  Transfer gain (loss)
   and transfer fees....       (79,986)    (235,556)    (879,392)      87,768    (1,826,710)     978,941
 Transfers (to) from the
  Guarantee Account.....     7,069,979   13,999,173   20,075,192   14,646,072    13,411,217    5,300,960
 Interfund transfers....    (2,002,496)  (4,224,435)  37,734,556   (8,629,648)   52,786,754  (19,243,413)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     4,675,454   15,684,638   84,032,708   14,118,175    76,822,381  (20,839,382)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     8,367,319   13,720,462   73,365,237   92,302,989     7,652,301  140,306,406
Net assets at beginning
 of year................    76,466,522   62,746,060  281,669,683  189,366,694   358,333,113  218,026,707
                          ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 84,833,841   76,466,522  355,034,920  281,669,683   365,985,414  358,333,113
                          ============  ===========  ===========  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                    Oppenheimer Variable Account Funds --
                           Oppenheimer Variable Account Funds (continued)                       Class 2 Shares
                          ----------------------------------------------------  ----------------------------------------------
                                                             Multiple                                     Main Street Growth &
                            High Income Fund/VA         Strategies Fund/VA      Global Securities Fund/VA    Income Fund/VA
                          -------------------------  -------------------------  ------------------------- --------------------
                          Year ended December 31,    Year ended December 31,           Period from            Period from
                          -------------------------  -------------------------      July 14, 2000 to        July 14, 2000 to
                              2000         1999          2000         1999          December 31, 2000      December 31, 2000
                          ------------  -----------  ------------  -----------  ------------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 13,660,678    9,391,426     2,617,992    1,728,011            (2,379)                 (3,937)
 Net realized gain
  (loss)................    (5,751,459)  (2,467,228)    1,642,307    1,998,615            (5,305)                (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,280,576)  (1,860,876)   (5,637,908)     249,173             1,512                 (57,461)
 Capital gain
  distributions.........           --           --      5,372,892    3,958,345               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
  Increase (decrease) in
   net assets from
   operations...........    (7,371,357)   5,063,322     3,995,283    7,934,144            (6,172)                (84,786)
                          ------------  -----------  ------------  -----------           -------               ---------
From capital
 transactions:
 Net premiums...........     9,101,537   14,520,822     8,798,942    5,277,206           900,489               1,367,356
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,007,129)  (1,064,649)     (704,181)    (560,764)              --                      --
  Surrenders............   (25,029,783) (13,777,348)  (10,038,159)  (7,655,266)           (5,167)                 (6,856)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (146,355)    (181,388)      (99,381)    (112,560)              --                      --
  Transfer gain (loss)
   and transfer fees....        45,502     (340,605)        2,261     (334,258)               90                 177,875
 Transfers (to) from the
  Guarantee Account.....     6,762,395   13,711,757     3,123,650    4,683,850            58,479                 319,676
 Interfund transfers....   (15,160,553) (14,458,320)   (1,616,513)  (8,149,619)           33,498                 (76,789)
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (25,434,386)  (1,589,731)     (533,381)  (6,851,411)          987,389               1,781,262
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets.............   (32,805,743)   3,473,591     3,461,902    1,082,733           981,217               1,696,476
Net assets at beginning
 of year................   167,478,173  164,004,582    80,837,294   79,754,561               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
Net assets at end of
 period.................  $134,672,430  167,478,173    84,299,196   80,837,294           981,217               1,696,476
                          ============  ===========  ============  ===========           =======               =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          ------------------------------------------------------------------------------
                          Equity-Income Portfolio        Growth Portfolio         Overseas Portfolio
                          -------------------------  -------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  ------------------------
                              2000         1999          2000         1999         2000         1999
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,824,466      944,026    (8,976,031)  (5,548,208)     241,403      211,935
 Net realized gain
  (loss)................    13,511,052   32,608,373    43,916,327   40,501,315   (2,901,355)  22,135,968
 Unrealized appreciation
  (depreciation) on
  investments...........   (18,523,201) (23,171,445) (203,701,580)  83,757,029  (31,389,426)  16,842,471
 Capital gain
  distributions.........    42,686,468   22,604,590    74,486,477   46,850,486   11,390,996    2,564,494
                          ------------  -----------  ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    40,498,785   32,985,544   (94,274,807) 165,560,622  (22,658,382)  41,754,868
                          ------------  -----------  ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    29,044,681   55,451,274   116,182,870  102,689,652   11,672,112    5,626,757
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (4,817,747)  (3,558,664)   (4,586,633)  (2,182,323)    (688,405)    (566,490)
  Surrenders............   (77,427,473) (58,264,096)  (89,018,584) (50,608,296) (19,877,774) (11,598,256)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (660,416)    (810,775)     (775,185)    (662,552)    (171,370)    (182,204)
  Transfer gain (loss)
   and transfer fees....      (115,750)    (463,678)   (1,080,619)    (193,058)  (1,382,526)     691,511
 Transfers (to) from the
  Guarantee Account.....    19,866,829   32,482,731    36,567,616   27,141,802    3,280,561    1,257,466
 Interfund transfers....   (43,608,725) (59,307,860)   28,709,583   13,823,927   (1,908,338) (10,841,539)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (77,718,601) (34,471,068)   85,999,048   90,009,152   (9,075,740) (15,612,755)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (37,219,816)  (1,485,524)   (8,275,759) 255,569,774  (31,734,122)  26,142,113
Net assets at beginning
 of year................   690,746,803  692,232,327   673,136,506  417,566,732  129,605,388  103,463,275
                          ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of
 period.................  $653,526,987  690,746,803   664,860,747  673,136,506   97,871,266  129,605,388
                          ============  ===========  ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Variable Insurance Products Fund II
                          -----------------------------------------------------
                           Asset Manager Portfolio      Contrafund Portfolio
                          --------------------------  -------------------------
                           Year ended December 31,    Year ended December 31,
                          --------------------------  -------------------------
                              2000          1999          2000         1999
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   9,715,278   10,625,511    (5,711,237)  (3,779,196)
 Net realized gain
  (loss)................      9,628,050   16,067,053    18,832,496   24,922,273
 Unrealized appreciation
  (depreciation) on
  investments...........    (75,223,151)  (2,840,015) (124,566,797)  55,449,896
 Capital gain
  distributions.........     34,925,087   20,776,345    66,140,474   12,495,419
                          -------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (20,954,736)  44,628,894   (45,305,064)  89,088,392
                          -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     13,436,965   14,653,091    80,497,330   82,802,444
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (3,112,604)  (2,929,710)   (2,330,087)  (1,793,088)
  Surrenders............    (86,541,341) (65,155,121)  (47,628,051) (26,567,889)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (889,216)  (1,071,066)     (445,079)    (379,551)
  Transfer gain (loss)
   and transfer fees....        (27,248)  (2,618,892)   (8,762,534)  (2,525,155)
 Transfers (to) from the
  Guarantee Account.....      7,050,447    9,583,071    33,041,730   32,522,703
 Interfund transfers....    (20,530,181) (21,111,137)    5,787,334    4,661,245
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (90,613,178) (68,649,764)   60,160,643   88,720,709
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   (111,567,914) (24,020,870)   14,855,579  177,809,101
Net assets at beginning
 of year................    476,466,282  500,487,152   521,533,067  343,723,966
                          -------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 364,898,368  476,466,282   536,388,646  521,533,067
                          =============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                          Growth & Income Portfolio    Growth Opportunities Portfolio      Mid Cap Portfolio
                          ---------------------------  --------------------------------  ---------------------
                           Year ended December 31,         Year ended December 31,            Period from
                          ---------------------------  --------------------------------  September 21, 2000 to
                              2000           1999           2000             1999          December 31, 2000
                          -------------  ------------  ---------------  ---------------  ---------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (499,119)     (868,119)        (123,662)        (495,856)             4
 Net realized gain
  (loss)................        (45,404)    3,957,786       (1,855,073)       2,346,277            --
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,786,076)    2,814,926      (22,990,080)        (404,266)            83
 Capital gain
  distributions.........      8,810,533       785,993        6,180,953        1,053,105            --
                          -------------  ------------  ---------------  ---------------          -----
  Increase (decrease) in
   net assets from
   operations...........     (6,520,066)    6,690,586      (18,787,862)       2,499,260             87
                          -------------  ------------  ---------------  ---------------          -----
From capital
 transactions:
 Net premiums...........     27,032,315    37,343,267       14,411,382       31,843,565            945
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (785,394)     (452,650)        (559,722)        (291,426)           --
  Surrenders............     (7,938,284)   (4,513,761)      (6,473,880)      (4,617,789)           --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (104,471)      (71,973)         (75,950)         (57,526)           --
  Transfer gain (loss)
   and transfer fees....       (208,172)      351,485         (217,427)         253,392             (7)
 Transfers (to) from the
  Guarantee Account.....     17,374,450    24,539,942        8,008,572       15,970,057            --
 Interfund transfers....     (8,077,157)     (525,341)      (9,324,271)       1,492,494          1,253
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets from capital
 transactions...........     27,293,287    56,670,969        5,768,704       44,592,767          2,191
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets.............     20,773,221    63,361,555      (13,019,158)      47,092,027          2,278
Net assets at beginning
 of year................    120,209,138    56,847,583      100,728,085       53,636,058            --
                          -------------  ------------  ---------------  ---------------          -----
Net assets at end of
 period.................  $ 140,982,359   120,209,138       87,708,927      100,728,085          2,278
                          =============  ============  ===============  ===============          =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance
                                  Variable Insurance          Products Fund II --           Variable Insurance
                           Products Fund -- Service Class 2     Service Class 2    Products Fund III -- Service Class 2
                          ----------------------------------- -------------------- ------------------------------------
                            Equity-Income                                           Growth & Income
                              Portfolio     Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                          ----------------- ----------------- -------------------- ----------------- ------------------
                             Period from       Period from        Period from         Period from       Period from
                          August 1, 2000 to July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                          December 31, 2000 December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                          ----------------- ----------------- -------------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (3,756)           (8,679)            (7,510)             (3,630)            1,936
 Net realized gain
  (loss)................          5,134           (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........         62,429          (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........         63,807          (287,046)           (55,832)            (35,991)          109,782
                             ----------         ---------          ---------           ---------         ---------
From capital
 transactions:
 Net premiums...........      1,333,182         3,018,407          2,943,391           1,339,564         2,645,431
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --            (36,317)               --                  --                --
  Surrenders............         (6,346)           (8,925)           (22,491)             (3,145)          (15,144)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                 --                  --                --
  Transfer gain (loss)
   and transfer fees....         (2,869)           (4,900)            (3,844)             (1,546)           (7,924)
 Transfers (to) from the
  Guarantee Account.....        142,984           355,809            414,773              72,388           352,023
 Interfund transfers....        129,048            47,550             64,241              44,357            47,939
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      1,595,999         3,371,624          3,396,070           1,451,618         3,022,325
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets.............      1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
Net assets at beginning
 of year................            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
Net assets at end of
 period.................     $1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
                             ==========         =========          =========           =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Federated Insurance Series
                            ---------------------------------------------------
                                                          High Income Bond
                            American Leaders Fund II           Fund II
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                2000         1999         2000         1999
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (476,088)    (513,220)   4,745,880    3,467,372
 Net realized gain
  (loss)..................      (489,663)   1,360,681   (3,675,304)  (1,194,670)
 Unrealized appreciation
  (depreciation) on
  investments.............      (715,898)  (4,248,287)  (7,353,864)  (1,948,643)
 Capital gain
  distributions...........     2,763,969    7,121,918          --       372,335
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............     1,082,320    3,721,092   (6,283,288)     696,394
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    11,034,078   21,419,498    7,231,843   12,914,758
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      (953,128)    (221,728)    (833,035)    (245,085)
  Surrenders..............    (7,036,500)  (5,313,269)  (5,255,105)  (3,914,221)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............       (84,831)     (77,785)     (47,029)     (43,801)
  Transfer gain (loss) and
   transfer fees..........      (186,756)     (56,238)     (38,347)         989
 Transfers (to) from the
  Guarantee Account.......     6,923,285   15,009,686    5,130,885   11,169,833
 Interfund transfers......    (7,892,946)  (7,715,367)  (5,877,661)  (5,891,810)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     1,803,202   23,044,797      311,551   13,990,663
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................     2,885,522   26,765,889   (5,971,737)  14,687,057
Net assets at beginning of
 year.....................   100,981,114   74,215,225   67,153,686   52,466,629
                            ------------  -----------  -----------  -----------
Net assets at end of
 period...................  $103,866,636  100,981,114   61,181,949   67,153,686
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                             Federated
                                                                        Insurance Series --
                            Federated Insurance Series (continued)         Service Shares
                          --------------------------------------------- -------------------
                                                       International
                                                     Small Company Fund  High Income Bond
                              Utility Fund II                II               Fund II
                          -------------------------  ------------------ -------------------
                          Year ended December 31,       Period from         Period from
                          -------------------------  August 15, 2000 to  August 8, 2000 to
                              2000         1999      December 31, 2000   December 31, 2000
                          ------------  -----------  ------------------ -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    949,069      481,654          (295)               (995)
 Net realized gain
  (loss)................       165,708    1,236,132        (5,800)             (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........    (8,635,890)  (3,774,428)       (1,730)             (3,199)
 Capital gain
  distributions.........     1,180,071    2,310,160           --                  --
                          ------------  -----------       -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (6,341,042)     253,518        (7,825)            (13,879)
                          ------------  -----------       -------             -------
From capital
 transactions:
 Net premiums...........     6,981,629    9,759,421       126,697             390,819
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (425,673)    (562,420)          --                  --
  Surrenders............    (4,798,773)  (3,154,249)       (1,406)             (1,299)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (51,488)     (45,364)          --                  --
  Transfer gain (loss)
   and transfer fees....      (199,196)    (154,923)         (217)                703
 Transfers (to) from the
  Guarantee Account.....     5,148,543   10,141,825         2,509              50,025
 Interfund transfers....    (2,027,087)  (2,728,703)      (32,379)                --
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........     4,627,955   13,255,587        95,204             440,248
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets.............    (1,713,087)  13,509,105        87,379             426,369
Net assets at beginning
 of year................    59,320,950   45,811,845           --                  --
                          ------------  -----------       -------             -------
Net assets at end of
 period.................  $ 57,607,863   59,320,950        87,379             426,369
                          ============  ===========       =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Alger American Fund
                          -----------------------------------------------------------
                                                                LargeCap Growth
                          Small Capitalization Portfolio           Portfolio
                          --------------------------------- -------------------------
                              Year ended December 31,       Year ended December 31,
                          --------------------------------- -------------------------
                                2000             1999           2000         1999
                          ----------------  --------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (2,365,879)     (1,348,858)   (5,404,634)  (2,681,920)
 Net realized gain
  (loss)................       (13,564,336)      4,496,020    12,399,667   16,000,254
 Unrealized appreciation
  (depreciation) on
  investments...........      (104,785,153)     25,658,694  (126,629,614)  34,200,259
 Capital gain
  distributions.........        63,049,078      11,288,748    49,596,493   16,366,607
                          ----------------  --------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       (57,666,290)     40,094,604   (70,038,088)  63,885,200
                          ----------------  --------------  ------------  -----------
From capital
 transactions:
 Net premiums...........        43,273,829      18,801,609    94,876,142   92,259,433
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          (681,256)       (420,284)   (2,722,335)  (1,648,447)
  Surrenders............       (11,283,784)     (7,370,878)  (23,426,161) (13,584,719)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (117,397)        (95,877)     (265,904)    (148,219)
  Transfer gain (loss)
   and transfer fees....          (400,586)        339,009      (837,839)     622,265
 Transfers (to) from the
  Guarantee Account.....        12,959,642       7,500,439    33,282,694   26,764,387
 Interfund transfers....        15,469,460      (9,144,368)   16,715,718   22,462,752
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........        59,219,908       9,609,650   117,622,315  126,727,452
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets.............         1,553,618      49,704,254    47,584,227  190,612,652
Net assets at beginning
 of year................       144,058,513      94,354,259   322,613,923  132,001,271
                          ----------------  --------------  ------------  -----------
Net assets at end of
 period.................  $    145,612,131     144,058,513   370,198,150  322,613,923
                          ================  ==============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    PBHG Insurance Series Fund, Inc.
                             -------------------------------------------------
                                 PBHG Large Cap            PBHG Growth II
                                Growth Portfolio             Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 2000         1999        2000         1999
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $   (647,896)   (183,335)    (828,457)   (211,133)
 Net realized gain (loss)...    4,923,187   1,293,989    7,169,087   2,553,635
 Unrealized appreciation
  (depreciation) on
  investments...............  (14,212,318)  7,139,998  (28,965,467) 11,061,365
 Capital gain
  distributions.............    1,489,256         --     1,332,107         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   (8,447,771)  8,250,652  (21,292,730) 13,403,867
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   14,020,989   1,893,719   15,812,918   2,634,384
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     (169,019)   (120,414)    (312,980)    (31,216)
  Surrenders................   (3,050,788) (2,112,511)  (4,817,933) (1,282,939)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).................      (32,221)    (13,054)     (45,635)    (13,646)
  Transfer gain (loss) and
   transfer fees............      (56,520)      8,735     (191,764)     92,029
 Transfers (to) from the
  Guarantee Account.........   11,734,832   2,244,446   10,753,811   1,647,321
 Interfund transfers........   22,671,141   1,070,497   26,319,989   5,263,684
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   45,118,414   2,971,418   47,518,406   8,309,617
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................   36,670,643  11,222,070   26,225,676  21,713,484
Net assets at beginning of
 year.......................   23,203,656  11,981,586   32,648,251  10,934,767
                             ------------  ----------  -----------  ----------
Net assets at end of
 period..................... $ 59,874,299  23,203,656   58,873,927  32,648,251
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                          -------------------------------------------------------
                          Aggressive Growth Portfolio       Growth Portfolio
                          ----------------------------- -------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- -------------------------
                               2000           1999          2000         1999
                          --------------  ------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,288,294)     (174,869)  (10,945,716)  (4,896,666)
 Net realized gain
  (loss)................      71,239,829    62,362,096    54,561,971   35,813,367
 Unrealized appreciation
  (depreciation) on
  investments...........    (400,491,830)  163,992,838  (259,004,529) 142,877,179
 Capital gain
  distributions.........      78,125,643     4,906,978    67,928,705    2,247,871
                          --------------  ------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (260,414,652)  231,087,043  (147,459,569) 176,041,751
                          --------------  ------------  ------------  -----------
From capital
 transactions:
 Net premiums...........     197,345,805    82,694,488   193,495,217  129,921,095
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (3,509,063)     (693,006)   (4,926,021)  (2,337,901)
  Surrenders............     (59,139,579)  (14,862,560)  (70,508,863) (28,100,426)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (493,844)     (206,645)     (679,308)    (458,087)
  Transfer gain (loss)
   and transfer fees....       5,216,823    (5,761,812)   (1,231,926)     893,020
 Transfers (to) from the
  Guarantee Account.....      52,903,552    14,163,240    58,977,532   37,755,657
 Interfund transfers....      61,614,601    74,808,346    49,204,290   42,077,065
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     253,938,295   150,142,051   224,330,921  179,750,423
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets.............      (6,476,357)  381,229,094    76,871,352  355,792,174
Net assets at beginning
 of year................     515,508,589   134,279,495   690,176,996  334,384,822
                          --------------  ------------  ------------  -----------
Net assets at end of
 period.................  $  509,032,232   515,508,589   767,048,348  690,176,996
                          ==============  ============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Janus Aspen Series (continued)
                          ------------------------------------------------------
                          Worldwide Growth Portfolio      Balanced Portfolio
                          ----------------------------- ------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- ------------------------
                               2000           1999         2000         1999
                          --------------  ------------- -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (13,431,107)   (7,350,545)  (2,592,084)   3,945,453
 Net realized gain
  (loss)................     102,321,143    59,273,825   14,349,077   13,526,836
 Unrealized appreciation
  (depreciation) on
  investments...........    (376,506,650)  309,685,852  (94,048,596)  55,762,394
 Capital gain
  distributions.........      89,963,724           --    59,830,783          --
                          --------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (197,652,890)  361,609,132  (22,460,820)  73,234,683
                          --------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........     174,564,189   103,924,205  123,102,774  123,717,725
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (5,459,425)   (2,973,664)  (4,760,289)  (1,474,438)
  Surrenders............     (86,534,017)  (40,772,035) (42,189,339) (20,730,548)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (893,911)     (619,954)    (463,908)    (267,776)
  Transfer gain (loss)
   and transfer fees....      (9,879,153)      934,945     (593,547)     456,442
 Transfers (to) from the
  Guarantee Account.....      58,147,214    51,917,924   76,927,470   78,194,170
 Interfund transfers....      25,677,312     5,019,615   27,050,721   32,520,849
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     155,622,209   117,431,036  179,073,882  212,416,424
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     (42,030,681)  479,040,168  156,613,062  285,651,107
Net assets at beginning
 of year................     987,856,504   508,816,336  460,227,256  174,576,149
                          --------------  ------------  -----------  -----------
Net assets at end of
 period.................  $  945,825,823   987,856,504  616,840,318  460,227,256
                          ==============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Janus Aspen Series (continued)
                          ------------------------------------------------------------
                          Flexible Income Portfolio   International Growth Portfolio
                          --------------------------- --------------------------------
                           Year ended December 31,       Year ended December 31,
                          --------------------------- --------------------------------
                              2000          1999           2000             1999
                          -------------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     327,776    2,762,764       (2,802,700)     (1,103,843)
 Net realized gain
  (loss)................       (665,109)    (288,141)      40,926,185       6,798,898
 Unrealized appreciation
  (depreciation) on
  investments...........        961,252   (2,373,888)    (107,099,330)     68,867,033
 Capital gain
  distributions.........      2,466,992      146,515       12,849,769             --
                          -------------  -----------  ---------------  --------------
  Increase (decrease) in
   net assets from
   operations...........      3,090,911      247,250      (56,126,076)     74,562,088
                          -------------  -----------  ---------------  --------------
From capital
 transactions:
 Net premiums...........     37,151,608   12,258,667      106,191,793      19,686,581
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (842,682)    (202,784)      (1,881,554)       (397,836)
  Surrenders............    (15,618,541)  (2,936,151)     (20,130,584)     (5,164,544)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (154,048)     (34,631)        (269,986)        (84,094)
  Transfer gain (loss)
   and transfer fees....    (18,033,837)    (128,719)     (11,322,545)         96,657
 Transfers (to) from the
  Guarantee Account.....      7,986,169   13,890,840       24,152,127       8,757,358
 Interfund transfers....       (101,947)     312,624       25,567,012       9,262,544
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets from capital
 transactions...........     10,386,722   23,159,846      122,306,263      32,156,666
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets.............     13,477,633   23,407,096       66,180,187     106,718,754
Net assets at beginning
 of year................     56,452,441   33,045,345      184,199,927      77,481,173
                          -------------  -----------  ---------------  --------------
Net assets at end of
 period.................  $  69,930,074   56,452,441      250,380,114     184,199,927
                          =============  ===========  ===============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                          ------------------------------------------------------------------------------
                          Capital Appreciation Portfolio    Equity Income Portfolio High Yield Portfolio
                          --------------------------------- ----------------------- --------------------
                              Year ended December 31,             Period from       Period from October
                          ---------------------------------  September 8, 2000 to   10, 2000 to December
                                2000             1999          December 31, 2000          31, 2000
                          ----------------  --------------- ----------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (4,448,723)     (2,139,496)             (3)                   44
 Net realized gain
  (loss)................        27,742,167      12,257,740              (7)                   (1)
 Unrealized appreciation
  (depreciation) on
  investments...........      (132,556,476)     88,365,393             (91)                  (56)
 Capital gain
  distributions.........         3,745,856         909,471             --                    --
                          ----------------  --------------           -----                 -----
  Increase (decrease) in
   net assets from
   operations...........      (105,517,176)     99,393,108            (101)                  (13)
                          ----------------  --------------           -----                 -----
From capital
 transactions:
 Net premiums...........       152,312,346     136,931,557              75                   100
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (2,472,220)     (1,194,716)            --                    --
  Surrenders............       (25,674,759)     (7,042,061)            --                    --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (314,936)        (94,871)            --                    --
  Transfer gain (loss)
   and transfer fees....          (524,073)        280,719               2                     2
 Transfers (to) from the
  Guarantee Account.....        45,426,006      34,911,459             --                    --
 Interfund transfers....         8,800,317      67,308,216           1,004                 1,003
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets from capital
 transactions...........       177,552,681     231,100,303           1,081                 1,105
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets.............        72,035,505     330,493,411             980                 1,092
Net assets at beginning
 of year................       369,576,882      39,083,471             --                    --
                          ----------------  --------------           -----                 -----
Net assets at end of
 period.................  $    441,612,387     369,576,882             980                 1,092
                          ================  ==============           =====                 =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares
                          -------------------------------------------------------------
                          Global Life    Global
                           Sciences    Technology   Aggressive Growth
                           Portfolio    Portfolio       Portfolio     Growth Portfolio
                          -----------  -----------  ----------------- -----------------
                                Period from            Period from       Period from
                              May 2, 2000 to        July 24, 2000 to  July 24, 2000 to
                             December 31, 2000      December 31, 2000 December 31, 2000
                          ------------------------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (185,505)     (22,665)       (12,706)          (15,537)
 Net realized gain
  (loss)................      471,691   (1,660,779)      (125,677)          (88,725)
 Unrealized appreciation
  (depreciation) on
  investments...........    1,191,779   (8,668,137)      (845,885)         (596,533)
 Capital gain
  distributions.........          --           --           2,170             3,362
                          -----------  -----------      ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........    1,477,965  (10,351,581)      (982,098)         (697,433)
                          -----------  -----------      ---------         ---------
From capital
 transactions:
 Net premiums...........   10,785,299   17,451,454      4,317,354         5,636,434
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (139,693)    (320,658)           --             (7,246)
  Surrenders............     (498,034)    (697,649)       (16,007)          (18,700)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (7,928)      (4,882)           --                --
  Transfer gain (loss)
   and transfer fees....      (16,792)      (4,735)      (180,308)           (5,167)
 Transfers (to) from the
  Guarantee Account.....    2,687,103    3,792,018        658,092           415,910
 Interfund transfers....   23,841,367   13,850,355        129,985            28,944
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........   36,651,322   34,065,903      4,909,116         6,050,175
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets.............   38,129,287   23,714,322      3,927,018         5,352,742
Net assets at beginning
 of year................          --           --             --                --
                          -----------  -----------      ---------         ---------
Net assets at end of
 period.................  $38,129,287   23,714,322      3,927,018         5,352,742
                          ===========  ===========      =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares (continued)
                          -----------------------------------------------------------------------
                               Capital
                            Appreciation    Worldwide Growth    International       Balanced
                              Portfolio         Portfolio     Growth Portfolio      Portfolio
                          ----------------- ----------------- ----------------- -----------------
                             Period from       Period from       Period from       Period from
                          July 26, 2000 to  July 25, 2000 to  July 25, 2000 to  July 24, 2000 to
                          December 31, 2000 December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $    6,110           (14,871)           (1,193)            9,749
 Net realized gain
  (loss)................        (77,233)          (81,037)          (32,754)          (17,256)
 Unrealized appreciation
  (depreciation) on
  investments...........       (433,290)         (521,637)         (156,043)          (86,958)
 Capital gain
  distributions.........             61             2,787               395             1,488
                             ----------         ---------         ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........       (504,352)         (614,758)         (189,595)          (92,977)
                             ----------         ---------         ---------         ---------
From capital
 transactions:
 Net premiums...........      5,481,003         5,220,452         1,964,826         4,139,314
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (18,006)          (30,712)              --                --
  Surrenders............        (20,312)          (22,523)           (6,122)           (9,358)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                --                --
  Transfer gain (loss)
   and transfer fees....         (7,827)           (7,185)           (5,038)            6,263
 Transfers (to) from the
  Guarantee Account.....        423,430           879,825           415,549           466,561
 Interfund transfers....         23,351           142,903           (86,873)          124,765
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      5,881,639         6,182,760         2,282,342         4,727,545
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets.............      5,377,287         5,568,002         2,092,747         4,634,568
Net assets at beginning
 of year................            --                --                --                --
                             ----------         ---------         ---------         ---------
Net assets at end of
 period.................     $5,377,287         5,568,002         2,092,747         4,634,568
                             ==========         =========         =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Goldman Sachs Variable Insurance Trust
                                -----------------------------------------------
                                Growth and Income Fund    Mid Cap Value Fund
                                ---------------------- ------------------------
                                 Year ended December
                                         31,           Year ended December 31,
                                ---------------------- ------------------------
                                   2000        1999        2000        1999
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................... $ (139,180)     16,010       63,310     (7,991)
 Net realized gain (loss)......      46,957      9,945      449,393      40,722
 Unrealized appreciation
  (depreciation) on
  investments..................   (787,438)    215,378    8,304,706   (786,328)
 Capital gain distributions....         --         --     1,591,378         --
                                ----------- ---------- ------------ -----------
  Increase (decrease) in net
   assets from operations......   (879,661)    241,333   10,408,787   (753,597)
                                ----------- ---------- ------------ -----------
From capital transactions:
 Net premiums..................   5,488,174  3,188,933   11,688,767   7,662,493
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (77,500)        --      (92,840)    (44,741)
  Surrenders...................   (891,998)  (312,406)  (1,586,680)   (399,418)
  Cost of insurance,
   administrative, and
   distribution expenses (note
   3)..........................     (9,213)    (5,657)     (19,420)     (6,665)
  Transfer gain (loss) and
   transfer fees...............    (21,844)   (17,014)    (165,765)     129,599
 Transfers (to) from the
  Guarantee Account............   1,282,884  2,602,797    3,092,219   3,097,131
 Interfund transfers...........   1,019,672    238,136   34,303,642   3,205,503
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets from capital
 transactions..................   6,790,175  5,694,789   47,219,923  13,643,902
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets........................   5,910,514  5,936,122   57,628,710  12,890,305
Net assets at beginning of
 year..........................  10,198,690  4,262,568   16,513,496   3,623,191
                                ----------- ---------- ------------ -----------
Net assets at end of period.... $16,109,204 10,198,690   74,142,206  16,513,496
                                =========== ========== ============ ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Salomon Brother Variable Series Fund Inc.
                          ------------------------------------------------------------------------------
                            Strategic Bond Fund          Investors Fund           Total Return Fund
                          ------------------------- -------------------------  -------------------------
                          Year ended December 31,   Year ended December 31,    Year ended December 31,
                          ------------------------- -------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  ----------- ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    655,019     227,713        68,848          144       153,647       53,428
 Net realized gain
  (loss)................       (26,890)      1,001       295,242      (45,705)       12,080        1,801
 Unrealized appreciation
  (depreciation) on
  investments...........       (95,423)   (204,979)       65,351       79,688       195,015     (108,299)
 Capital gain
  distributions.........           --          --      1,091,072          --            --           --
                          ------------  ----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       532,706      23,735     1,520,513       34,127       360,742      (53,070)
                          ------------  ----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     4,853,560   2,763,150     9,082,204    2,330,816     2,362,422    1,867,404
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (93,758)    (10,950)       (9,268)         --        (52,792)         --
  Surrenders............      (673,689)   (107,247)     (715,457)     (29,589)     (341,058)     (26,394)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (4,640)     (1,739)       (5,632)        (405)       (3,821)      (1,097)
  Transfer gain (loss)
   and transfer fees....        15,819      (3,392)      (96,558)      39,941            96          741
 Transfers (to) from the
  Guarantee Account.....     1,475,770   1,179,490     1,171,182      425,716       956,626    1,001,197
 Interfund transfers....     1,747,930   1,352,931    22,724,325      980,314     1,103,825      118,197
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     7,320,992   5,172,243    32,150,796    3,746,793     4,025,298    2,960,048
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     7,853,698   5,195,978    33,671,309    3,780,920     4,386,040    2,906,978
Net assets at beginning
 of year................     5,328,000     132,022     3,791,907       10,987     3,250,699      343,721
                          ------------  ----------  ------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 13,181,698   5,328,000    37,463,216    3,791,907     7,636,739    3,250,699
                          ============  ==========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------
                                                                      AIM V.I.
                          AIM V.I. Capital  AIM V.I. Aggressive  Telecommunications
                          Appreciation Fund     Growth Fund             Fund         AIM V.I. Growth Fund
                          ----------------- ------------------- -------------------- --------------------
                             Period from    Period from October     Period from          Period from
                          July 14, 2000 to      16, 2000 to     September 8, 2000 to   July 20, 2000 to
                          December 31, 2000  December 31, 2000   December 31, 2000    December 31, 2000
                          ----------------- ------------------- -------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (6,725)              (4)                  (6)               (5,142)
 Net realized gain
  (loss)................        (39,485)              54                 (186)              (46,880)
 Unrealized appreciation
  (depreciation) on
  investments...........       (362,655)            (160)              (1,213)             (279,588)
 Capital gain
  distributions.........         53,685              --                   305                61,649
                             ----------            -----               ------             ---------
  Increase (decrease) in
   net assets from
   operations...........       (355,180)            (110)              (1,100)             (269,961)
                             ----------            -----               ------             ---------
From capital
 transactions:
 Net premiums...........      2,230,924              175                1,200             2,106,482
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               --                   --                    --
  Surrenders............        (11,466)             --                   --                (10,272)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --               --                   --                    --
  Transfer gain (loss)
   and transfer fees....        (10,783)               2                    2                (9,760)
 Transfers (to) from the
  Guarantee Account.....        299,264              --                   --                207,279
 Interfund transfers....         34,858            1,199                1,998                14,235
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets from capital
 transactions...........      2,542,797            1,376                3,200             2,307,964
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets.............      2,187,617            1,266                2,100             2,038,003
Net assets at beginning
 of year................            --               --                   --                    --
                             ----------            -----               ------             ---------
Net assets at end of
 period.................     $2,187,617            1,266                2,100             2,038,003
                             ==========            =====               ======             =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  AIM Variable Insurance Funds (continued)
                            ----------------------------------------------------
                                                AIM V.I. Capital AIM V.I. Growth
                            AIM V.I. Value Fund Development Fund and Income Fund
                            ------------------- ---------------- ---------------
                                Period from               Period from
                             July 14, 2000 to         October 24, 2000 to
                             December 31, 2000         December 31, 2000
                            ------------------- --------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............      $   (5,829)            --              --
 Net realized gain
  (loss)..................         (90,467)             (3)            (21)
 Unrealized appreciation
  (depreciation) on
  investments.............        (196,393)            --              --
 Capital gain
  distributions...........         125,375             --              --
                                ----------            ----             ---
  Increase (decrease) in
   net assets from
   operations.............        (167,314)             (3)            (21)
                                ----------            ----             ---
From capital transactions:
 Net premiums.............       4,511,000             --              --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........         (34,914)            --              --
  Surrenders..............         (31,891)            --              --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............             --              --              --
  Transfer gain (loss) and
   transfer fees..........           7,378             --              --
 Transfers (to) from the
  Guarantee Account.......         402,397             --              --
 Interfund transfers......          13,541               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets from capital
 transactions.............       4,867,511               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets...................       4,700,197             --              --
Net assets at beginning of
 year.....................             --              --              --
                                ----------            ----             ---
Net assets at end of
 period...................      $4,700,197             --              --
                                ==========            ====             ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          MFS Variable Insurance Trust
                    -------------------------------------------------------------------------
                                       MFS Growth With   MFS New Discovery     MFS Utility
                    MFS Growth Series   Income Series          Series            Series
                    ----------------- ------------------ ------------------ -----------------
                       Period from       Period from        Period from        Period from
                    July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                    December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                    ----------------- ------------------ ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   (7,769)          (1,192)             (1,965)            (1,924)
 Net realized gain
  (loss)..........        (40,271)          (4,767)            (15,215)            (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (186,904)          (4,793)              6,958             17,979
 Capital gain
  distributions...            --               --                  --                 --
                       ----------          -------           ---------          ---------
  Increase
   (decrease) in
   net assets from
   operations.....       (234,944)         (10,752)            (10,222)            12,046
                       ----------          -------           ---------          ---------
From capital
 transactions:
 Net premiums.....      2,706,193          572,314             839,758            737,514
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..         (7,452)             --                  --                 --
  Surrenders......         (9,830)          (1,188)             (3,335)            (1,207)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --               --                  --                 --
  Transfer gain
   (loss) and
   transfer fees..         (1,937)             804              (1,201)               307
 Transfers (to)
  from the
  Guarantee
  Account.........        283,451           41,319             187,488            238,106
 Interfund
  transfers.......          7,500           21,339                (296)            32,599
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      2,977,925          634,588           1,022,414          1,007,319
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets...........      2,742,981          623,836           1,012,192          1,019,365
Net assets at
 beginning of
 year.............            --               --                  --                 --
                       ----------          -------           ---------          ---------
Net assets at end
 of period........     $2,742,981          623,836           1,012,192          1,019,365
                       ==========          =======           =========          =========
                                    Dreyfus
                    ----------------------------------------
                    Dreyfus Investment  The Dreyfus Socially
                    Portfolios-Emerging  Responsible Growth
                     Markets Portfolio       Fund, Inc.
                    ------------------- --------------------
                        Period from         Period from
                    August 17, 2000 to   August 2, 2000 to
                     December 31, 2000   December 31, 2000
                    ------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            188               2,654
 Net realized gain
  (loss)..........           (211)             (4,600)
 Unrealized
  appreciation
  (depreciation)
  on investments..        (14,189)            (32,434)
 Capital gain
  distributions...            --                  --
                    ------------------- --------------------
  Increase
   (decrease) in
   net assets from
   operations.....        (14,212)            (34,380)
                    ------------------- --------------------
From capital
 transactions:
 Net premiums.....         85,724             454,982
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..            --                  --
  Surrenders......         (1,205)             (1,717)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --                  --
  Transfer gain
   (loss) and
   transfer fees..           (603)               (173)
 Transfers (to)
  from the
  Guarantee
  Account.........         61,276              28,388
 Interfund
  transfers.......            --                  --
                    ------------------- --------------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....        145,192             481,480
                    ------------------- --------------------
Increase
 (decrease) in net
 assets...........        130,980             447,100
Net assets at
 beginning of
 year.............            --                  --
                    ------------------- --------------------
Net assets at end
 of period........        130,980             447,100
                    =================== ====================

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------
                                                  Long-Term
                             Foreign Bond      U.S. Government      High Yield       Total Return
                               Portfolio        Bond Portfolio    Bond Portfolio    Bond Portfolio
                          ------------------- ------------------ ----------------- -----------------
                              Period from        Period from        Period from       Period from
                          October 20, 2000 to August 24, 2000 to August 7, 2000 to July 25, 2000 to
                           December 31, 2000  December 31, 2000  December 31, 2000 December 31, 2000
                          ------------------- ------------------ ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   126              3,128              3,259             11,029
 Net realized gain
  (loss)................            --              17,990             (2,571)            13,606
 Unrealized appreciation
  (depreciation) on
  investments...........            (57)             4,992             (2,065)             4,957
 Capital gain
  distributions.........            311                --                 --                 --
                                -------            -------            -------          ---------
  Increase (decrease) in
   net assets from
   operations...........            380             26,110             (1,377)            29,592
                                -------            -------            -------          ---------
From capital
 transactions:
 Net premiums...........          9,336            582,654            235,661          1,355,203
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                 --                 --                 --
  Surrenders............            --              (2,654)            (1,152)            (6,232)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                 --                 --                 --
  Transfer gain (loss)
   and transfer fees....             (7)              (280)               107             (1,474)
 Transfers (to) from the
  Guarantee Account.....          2,827             77,348             27,361            192,442
 Interfund transfers....            --                 --                 513             (4,404)
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets from capital
 transactions...........         12,156            657,068            262,490          1,535,535
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets.............         12,536            683,178            261,113          1,565,127
Net assets at beginning
 of year................            --                 --                 --                 --
                                -------            -------            -------          ---------
Net assets at end of
 period.................        $12,536            683,178            261,113          1,565,127
                                =======            =======            =======          =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust      Alliance Variable Products Series Fund, Inc.
                          -------------------- ------------------------------------------------------
                                                  Growth and      Premier Growth
                                OTC Fund       Income Portfolio      Portfolio      Quasar Portfolio
                          -------------------- ----------------- ----------------- ------------------
                              Period from         Period from       Period from       Period from
                            July 14, 2000 to   July 25, 2000 to  July 14, 2000 to  August 11, 2000 to
                           December 31, 2000   December 31, 2000 December 31, 2000 December 31, 2000
                          -------------------- ----------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (5,772)            (3,606)          (12,850)          (1,187)
 Net realized gain
  (loss)................          (39,423)            (3,951)          (79,574)         (10,030)
 Unrealized appreciation
  (depreciation) on
  investments...........         (545,912)            51,645          (397,329)         (17,204)
 Capital gain
  distributions.........           19,314                --                --               --
                               ----------          ---------         ---------          -------
  Increase (decrease) in
   net assets from
   operations...........         (571,793)            44,088          (489,753)         (28,421)
                               ----------          ---------         ---------          -------
From capital
 transactions:
 Net premiums...........        2,598,026          1,474,889         5,531,325          386,918
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........              --             (20,176)              --               --
  Surrenders............           (9,084)            (2,804)          (13,361)          (1,833)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............              --                 --                --               --
  Transfer gain (loss)
   and transfer fees....           (2,093)              (238)           (3,636)             495
 Transfers (to) from the
  Guarantee Account.....          335,224            141,518           589,750           76,137
 Interfund transfers....           12,190             18,070           365,321            1,452
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        2,934,263          1,611,259         6,469,399          463,169
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets.............        2,362,470          1,655,347         5,979,646          434,748
Net assets at beginning
 of year................              --                 --                --               --
                               ----------          ---------         ---------          -------
Net assets at end of
 period.................       $2,362,470          1,655,347         5,979,646          434,748
                               ==========          =========         =========          =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

 In April 2000, 12 new investment subdivisions were added to the Account (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds. All designated portfolios described above are series type mutual funds.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(1) Description of Entity -- Continued

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type V unit sales began in April 2000. Types VI and VII unit sales began in June 2000.

(b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                    Cost of     Proceeds from
Fund/Portfolio                                  Shares Acquired  Shares Sold
--------------                                  --------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund............................ $  373,337,793  $  217,876,357
 Money Market Fund.............................  2,774,894,512   2,779,832,424
 Total Return Fund.............................     49,192,556      25,948,805
 International Equity Fund.....................     82,047,359      68,619,089
 Real Estate Securities Fund...................     45,589,706      29,620,762
 Global Income Fund............................      2,909,564       3,254,048
 Mid-Cap Value Equity Fund.....................     56,778,521      33,721,083
 Income Fund...................................     28,996,193      19,201,707
 U.S. Equity Fund..............................     46,592,141      13,812,417
 Premier Growth Equity Fund....................     63,648,357      16,251,794
 Value Equity Fund.............................        247,576          47,773
 Small-Cap Value Equity Fund...................        276,522          85,030
Oppenheimer Variable Account Funds:
 Bond Fund/VA..................................     37,096,322      27,476,279
 Capital Appreciation Fund/VA..................    187,772,444      89,866,152
 Aggressive Growth Fund/VA.....................    302,015,593     211,784,858
 High Income Fund/VA...........................     57,058,794      68,979,065
 Multiple Strategies Fund/VA...................     30,928,196      23,779,410
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.....................      1,185,932         224,023
 Main Street Growth & Income Fund/VA...........      2,189,224         430,029
Variable Insurance Products Fund:
 Equity-Income Portfolio.......................    174,752,020     207,025,549
 Growth Portfolio..............................    383,148,659     231,244,173
 Overseas Portfolio............................    685,478,203     671,441,011

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Proceeds
                                                       Cost of     from Shares
Fund/Portfolio                                     Shares Acquired     Sold
--------------                                     --------------- ------------
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................   $ 93,815,188   $140,387,304
 Contrafund Portfolio............................    262,497,312    141,159,346
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     76,709,872     41,204,766
 Growth Opportunities Portfolio..................     48,756,920     41,409,979
 Mid Cap Portfolio...............................          2,198              2
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................      2,027,891        435,046
 Growth Portfolio................................      3,914,082        566,276
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................      4,023,627        662,684
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      2,004,253        556,967
 Mid Cap Portfolio...............................      3,684,865        698,178
Federated Insurance Series:
 American Leaders Fund II........................     51,897,899     47,860,098
 High Income Bond Fund II........................     60,351,711     55,158,675
 Utility Fund II.................................     27,095,290     20,284,586
 International Small Company Fund II.............        230,285        134,959
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................        902,591        463,144
Alger American Fund:
 Small Capitalization Portfolio..................    287,648,323    161,372,514
 LargeCap Growth Portfolio.......................    344,187,269    181,755,985
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.................     81,241,232     35,280,394
 PBHG Growth II Portfolio........................    152,933,511    103,733,516
Janus Aspen Series:
 Aggressive Growth Portfolio.....................    788,883,964    472,040,814
 Growth Portfolio................................    543,355,837    259,289,818
 Worldwide Growth Portfolio......................    634,447,784    399,009,846
 Balanced Portfolio..............................    376,658,357    140,103,818
 Flexible Income Portfolio.......................     37,730,901     24,463,171
 International Growth Portfolio..................    539,060,544    388,515,168
 Capital Appreciation Portfolio..................    379,793,165    202,365,637
 Equity Income Portfolio.........................          1,169             90
 High Yield Portfolio............................          1,240             90
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..................     68,410,814     32,338,677
 Global Technology Portfolio.....................     51,824,935     17,789,209
 Aggressive Growth Portfolio.....................      5,801,408        905,252
 Growth Portfolio................................      7,480,275      1,475,418
 Capital Appreciation Portfolio..................      6,847,469      1,007,112
 Worldwide Growth Portfolio......................      7,320,552      1,233,486
 International Growth Portfolio..................      2,774,594        513,869
 Balanced Portfolio..............................      5,694,766        970,153

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                      Cost of     Proceeds from
Fund/Portfolio                                    Shares Acquired  Shares Sold
--------------                                    --------------- -------------
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..........................   $11,896,986    $ 5,397,223
 Mid Cap Value Fund..............................    66,009,813     17,942,679
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.............................    11,154,435      3,201,223
 Investors Fund..................................    43,553,604      8,910,418
 Total Return Fund...............................     6,189,779      2,207,562
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund..............     2,858,525        273,341
 AIM V.I. Aggressive Growth Fund.................         2,329            957
 AIM V.I. Telecommunications Fund................         4,384            885
 AIM V.I. Growth Fund............................     2,958,133        596,567
 AIM V.I. Value Fund.............................     5,985,341      1,029,619
 AIM V.I. Capital Development Fund...............           478            475
 AIM V.I. Growth and Income Fund.................           478            457
MFS Variable Insurance Trust:
 MFS Growth Series...............................     3,506,484        586,156
 MFS Growth With Income Series...................       939,373        308,535
 MFS New Discovery Series........................     1,231,715        234,433
 MFS Utility Series..............................     1,204,286        215,744
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio......................................       147,583          2,153
 The Dreyfus Socially Responsible Growth Fund,
  Inc............................................       547,853         66,444
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..........................        12,653             55
 Long-Term U.S. Government Bond Portfolio........     1,375,957        715,518
 High Yield Bond Portfolio.......................       406,027        140,506
 Total Return Bond Portfolio.....................     2,671,773      1,130,101
Rydex Variable Trust:
 OTC Fund........................................     3,229,931        287,219
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.....................     2,218,799        617,477
 Premier Growth Portfolio........................     7,273,945      1,163,931
 Quasar Portfolio................................       552,155         90,024

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the years or lesser periods ended December 31, 2000 is as follows:

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                          S&P 500     Money      Total    International Real Estate
                           Index      Market     Return      Equity     Securities
                           Fund        Fund       Fund        Fund         Fund
                         ---------  ----------  --------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349   584,911     161,533      316,692
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........    26,703     759,952     3,914       4,903        4,743
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,575)    (38,073)   (6,637)       (820)        (798)
  Surrenders............   (92,539) (2,984,885)  (69,560)    (18,356)     (28,756)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (1,912)     (9,559)   (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666    11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824    (9,232)     54,195      (78,972)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925   (71,190)     42,005      (98,473)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274   513,721     203,538      218,219
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........     3,945      29,524     2,411           1         (878)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (3,726)    (30,168)  (10,744)       (225)         436
  Surrenders............  (184,132) (3,248,760)  (84,032)    (25,414)      14,651
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (2,155)     (9,264)   (1,060)       (252)         136
 Transfers (to) from the
  Guarantee Account.....    11,500      87,697     1,289         222          (81)
 Interfund transfers....   (84,468)  1,639,147   (42,353)    (74,007)     (14,828)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  (259,036) (1,531,824) (134,489)    (99,675)        (564)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 2000......   820,854   3,733,450   379,232     103,863      217,655
                         =========  ==========  ========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Mid-Cap                U.S.       Premier
                         Income   Value Equity  Income    Equity   Growth Equity
                          Fund        Fund       Fund      Fund        Fund
                         -------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 1998......  46,632     385,376   1,332,645   26,127         --
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........     316      59,988       7,628   19,691       1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (5,314)    (28,458)     --          --
  Surrenders............ (11,174)    (63,009)   (154,718) (12,593)     (2,995)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (106)       (667)     (2,892)    (127)        (39)
 Transfers (to) from the
  Guarantee Account.....    (322)     11,639      33,529    2,525       3,139
 Interfund transfers....  15,435      31,733     (63,546)  47,268      45,113
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   4,149      34,370    (208,457)  56,764      46,603
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 1999......  50,781     419,746   1,124,188   82,891      46,603
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........      46       2,346         738      895         850
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,903)     (1,819)     --          --
  Surrenders............ (17,945)    (96,157)   (226,972)  (6,561)    (23,300)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (79)       (837)     (2,256)    (248)       (199)
 Transfers (to) from the
  Guarantee Account.....   1,366       4,322       3,852      512       1,054
 Interfund transfers.... (14,079)    (15,781)     (7,391)  95,592      54,193
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... (30,691)   (109,010)   (233,848)  90,190      32,598
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 2000......  20,090     310,736     890,340  173,081      79,201
                         =======    ========   =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         --------  ------------ ----------  ---------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  915,859   1,173,060   2,344,528   1,658,434  1,344,466
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723       9,743       8,891       6,374      5,456
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,308)     (5,270)     (5,005)    (15,916)   (12,309)
  Surrenders............ (131,944)   (131,083)   (252,917)   (219,777)  (185,583)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (2,123)     (2,494)     (4,988)     (3,586)    (2,994)
 Transfers (to) from the
  Guarantee Account.....   31,638       4,151     (1,082)       8,252      4,406
 Interfund transfers....  (60,601)    (90,649)   (284,897)   (188,252)  (102,355)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)   (215,602)   (539,998)   (412,905)  (293,379)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244     957,458   1,804,530   1,245,529  1,051,087
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    2,739       2,529       5,842       4,410      3,230
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,326)     (7,042)     (5,970)     (4,153)    (6,851)
  Surrenders............ (191,120)   (155,355)   (394,207)   (292,849)  (226,323)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,513)     (2,016)     (3,753)     (2,448)    (2,042)
 Transfers (to) from the
  Guarantee Account.....    2,056       1,941       1,156       1,994      1,506
 Interfund transfers....  (17,016)      4,438      30,562     (99,486)   (66,904)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (208,180)   (155,505)   (366,370)   (392,532)  (297,384)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160     852,997    753,703
                         ========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ----------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager    Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                         ----------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)
  Surrenders............   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     12,748     11,056      7,571      36,673     15,081
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (25,502)    (9,332)    (7,444)    (79,057)    (4,102)
  Surrenders............   (954,286)  (703,583)  (475,207) (2,574,498)  (629,861)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (8,668)    (6,750)    (4,503)    (27,177)    (5,331)
 Transfers (to) from the
  Guarantee Account.....      4,071      1,199     (1,311)      2,829     11,025
 Interfund transfers....   (384,756)   (65,234)  (100,959)   (525,130)   (85,469)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,356,393)  (772,644)  (581,853) (3,166,360)  (698,657)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 2000......  3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ==========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American     High
                          Income    Opportunities Leaders   Income Bond Utility
                         Portfolio    Portfolio   Fund II     Fund II   Fund II
                         ---------  ------------- --------  ----------- --------
Type I Units:
Units outstanding at
 December 31, 1998......  751,280      595,214     480,466    471,675    478,465
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........   18,249       62,572     (22,424)    23,352      8,540
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (4,731)        (538)        642        --        (616)
  Surrenders............  (73,634)    (116,547)     61,366    (66,408)   (58,803)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,662)      (1,314)      1,380       (837)    (1,105)
 Transfers (to) from the
  Guarantee Account.....   36,628       14,682     (21,326)     5,873      1,829
 Interfund transfers.... (107,315)     (28,688)    (25,993)    16,788    (64,401)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (132,465)     (69,833)     (6,355)   (21,232)  (114,556)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 1999......  618,815      525,381     474,111    450,443    363,909
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........    1,926        3,181         835        319      3,240
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (2,031)      (4,441)     (5,693)    (1,966)      (547)
  Surrenders............ (131,081)    (111,090)    (88,020)   (69,334)   (95,771)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,164)        (976)       (873)      (636)      (758)
 Transfers (to) from the
  Guarantee Account.....    8,170       (2,794)      4,466      1,361      1,810
 Interfund transfers....  (84,471)    (109,864)    (59,309)   (10,758)   (12,912)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (208,651)    (225,984)   (148,594)   (81,014)  (104,938)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 2000......  410,164      299,397     325,517    369,429    258,971
                         ========     ========    ========    =======   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                               PBHG Insurance
                                    Alger American Fund      Series Fund, Inc.
                                  ------------------------  --------------------
                                      Small      LargeCap   PBHG Large   PBHG
                                  Capitalization  Growth    Cap Growth Growth II
                                    Portfolio    Portfolio  Portfolio  Portfolio
                                  -------------- ---------  ---------- ---------
Type I Units:
Units outstanding at December
 31, 1998.......................    1,733,429    1,161,424    98,043    122,432
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        8,057       65,273     4,242      4,265
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................         (333)      (7,424)      --         --
  Surrenders....................     (168,826)    (220,228)  (11,876)   (13,149)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account.............        6,564       21,695     1,395      2,631
 Interfund transfers............     (485,936)     220,662    40,768    110,913
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (643,426)      76,102    34,300    104,270
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 1999.......................    1,090,003    1,237,526   132,343    226,702
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        6,120       11,332       868      2,883
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       (4,005)      (1,321)      --        (350)
  Surrenders....................     (226,230)    (219,923)  (19,665)   (61,772)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,932)      (2,511)     (429)      (616)
 Transfers (to) from the
  Guarantee Account.............        8,390        8,142       727      2,983
 Interfund transfers............       77,873      (72,344)  155,271    210,621
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (140,784)    (276,625)  136,772    153,749
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 2000.......................      949,219      960,901   269,115    380,451
                                    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 1998....... 1,551,670   4,307,429  4,894,747  2,916,033   552,225
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
 Net premiums............    16,117      66,898     87,098     41,784    38,041
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (5,060)    (24,078)   (19,731)   (10,763)      --
  Surrenders.............  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)
 Transfers (to) from the
  Guarantee Account......     6,581      22,989      9,986     47,747    67,950
 Interfund transfers.....   377,943     217,716   (110,764)   206,259   (53,874)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............   238,158    (167,917)  (580,370)  (119,857)  (37,584)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 1999....... 1,789,828   4,139,512  4,314,377  2,796,176   514,641
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
Net premiums.............    13,572      26,900     40,691     19,265     4,831
Transfers (to) from the
 general account of GE
 Life & Annuity:
  Death benefits.........    (7,061)    (12,520)   (15,025)    (9,140)     (640)
  Surrenders.............  (391,379)   (877,262)  (900,588)  (646,601) (125,665)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (4,472)     (8,844)   (11,184)    (5,950)   (1,265)
 Transfers (to) from the
  Guarantee Account......     2,769      30,341     15,100     27,397        45
 Interfund transfers.....    73,482      41,450      3,940     69,598    (7,298)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............  (313,089)   (799,935)  (867,066)  (545,431) (129,992)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          =========   =========  =========  =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Janus Aspen Series      Janus Aspen Series--
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 1998....................    1,053,424      506,817         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................       20,440      112,397         --         --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (5,129)        (829)        --         --
  Surrenders.................     (170,441)    (110,831)        --         --
  Cost of insurance,
   administrative, and
   distribution expenses.....       (2,552)      (2,368)        --         --
 Transfers (to) from the
  Guarantee Account..........       14,917       18,113         --         --
 Interfund transfers.........       39,313      600,874         --         --
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................     (103,452)     617,356         --         --
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 1999....................      949,972    1,124,173         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
Net premiums.................      (11,129)       7,035       2,521      1,181
Transfers (to) from the
 general account of GE Life &
 Annuity:
  Death benefits.............        2,740       (1,732)        --         --
  Surrenders.................      252,920     (159,886)     (1,132)    (4,699)
  Cost of insurance,
   administrative, and
   distribution expenses.....        3,571       (2,257)       (239)      (186)
 Transfers (to) from the
  Guarantee Account..........       (7,849)       5,975       1,108      4,292
 Interfund transfers.........     (276,097)    (120,167)    318,588    191,731
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................      (35,844)    (271,032)    320,846    192,319
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 2000....................      914,128      853,141     320,846    192,319
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund Inc.
                         --------------------------  ---------------------------
                                         Mid Cap                          Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- -------
Type I Units:
Units outstanding at
 December 31, 1998......          --            --        --        --       --
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........       54,553        87,322     3,309     1,543    2,537
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............       (1,073)      (11,503)     (908)     (171)     369
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (141)         (314)     (133)      (23)     161
 Transfers (to) from the
  Guarantee Account.....        8,811         1,315    11,419        66  (34,628)
 Interfund transfers....       18,549       118,528    32,748    14,514   37,746
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 1999......       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........        4,858           473       148         6       47
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............      (30,305)      (42,769)  (17,240)  (13,691) (23,024)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (166)         (320)      (92)      (93)     (55)
 Transfers (to) from the
  Guarantee Account.....        1,933         8,311        42     3,909    3,514
 Interfund transfers....       14,881       151,437     5,635   120,495   21,862
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       (8,799)      117,132   (11,507)  110,626    2,344
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 2000......       71,900       312,480    34,928   126,555    8,529
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total    International   Estate
                           Index      Market     Return       Equity     Securities
                           Fund        Fund       Fund         Fund         Fund
                         ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
  Surrenders............  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
  Cost of insurance and
   administrative
   expenses.............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums...........   840,276  10,838,087    102,672      94,226       60,720
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (57,470)   (246,999)   (15,929)     (5,427)      (5,355)
  Surrenders............  (483,094) (5,526,767)  (104,216)    (42,332)     (72,022)
  Cost of insurance and
   administrative
   expenses.............    (6,267)    (14,981)    (1,545)       (546)        (827)
 Transfers (to) from the
  Guarantee Account..... 1,212,125   3,007,446    198,933      72,620       72,774
 Interfund transfers....  (340,112) (9,361,757)   (29,314)     53,749      388,678
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,165,458  (1,304,971)   150,601     172,290      443,968
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 2000...... 9,120,668  12,687,487  2,034,785     908,264    1,853,612
                         =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                 U.S.        Premier
                         Income   Value Equity  Income     Equity    Growth Equity
                          Fund        Fund       Fund       Fund         Fund
                         -------  ------------ ---------  ---------  -------------
Type II Units:
Units outstanding at
 December 31, 1998...... 285,995   2,140,000   1,884,740    180,295          --
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  21,353     458,276     312,773    715,249      386,311
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,410)    (15,900)    (3,000)        (383)
  Surrenders............  (6,818)   (146,114)   (111,572)   (22,241)      (5,342)
  Cost of insurance and
   administrative
   expenses.............     (88)     (1,590)     (1,338)      (359)         (82)
 Transfers (to) from the
  Guarantee Account.....  82,304     546,156     729,550    557,143      145,917
 Interfund transfers.... (91,015)     17,474     (68,521)   186,174      276,540
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   5,736     871,792     844,992  1,432,966      802,961
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 1999...... 291,731   3,011,792   2,729,732  1,613,261      802,961
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  11,119     301,492     122,514    422,758      538,199
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --      (15,195)    (28,273)   (23,921)     (17,603)
  Surrenders............ (24,862)   (238,360)   (217,484)   (86,105)     (73,692)
  Cost of insurance and
   administrative
   expenses.............    (171)     (2,463)     (1,941)    (2,099)      (1,238)
 Transfers (to) from the
  Guarantee Account.....  34,379     438,552     285,413    553,395      588,254
 Interfund transfers.... (10,617)     36,006     145,958    112,208      291,129
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   9,848     520,032     306,187    976,236    1,325,049
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 2000...... 301,579   3,531,824   3,035,919  2,589,497    2,128,010
                         =======   =========   =========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 1,976,510   3,012,849   3,113,007   3,720,027  1,558,580
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,544     235,472     114,559     187,738     66,844
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,072)    (18,769)    (17,306)    (20,088)    (7,328)
  Surrenders............  (114,443)   (149,959)   (173,315)   (247,870)   (82,238)
  Cost of insurance and
   administrative
   expenses.............    (1,229)     (1,972)     (1,900)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....   611,535     286,238     110,666     480,849    153,230
 Interfund transfers....  (182,535)   (130,872)   (211,744)   (325,227)  (183,302)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   554,800     220,138    (179,040)     72,887    (53,766)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   138,479     328,072     230,852      94,575     81,676
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (32,472)    (29,519)    (12,087)    (27,108)   (13,673)
  Surrenders............  (204,976)   (263,729)   (205,044)   (499,436)   (80,483)
  Cost of insurance and
   administrative
   expenses.............    (1,629)     (1,970)     (1,374)     (2,090)      (937)
 Transfers (to) from the
  Guarantee Account.....   301,843     275,499     129,531     189,624     86,513
 Interfund transfers....  (170,075)    114,000     223,253    (413,953)   (13,493)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    31,170     422,353     365,131    (658,388)    59,603
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ----------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 11,335,446  3,818,261  1,616,956  3,176,311  10,085,800
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    508,048    671,122     32,780    212,839   1,125,622
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (52,314)   (14,943)    (6,271)   (20,795)    (42,873)
  Surrenders............   (641,881)  (252,347)   (52,978)  (208,601)   (526,069)
  Cost of insurance and
   administrative
   expenses.............     (7,133)    (2,405)      (621)    (2,033)     (6,316)
 Transfers (to) from the
  Guarantee Account.....    782,737    434,475     31,394    356,995   1,034,910
 Interfund transfers....   (961,326)   106,554    (95,733)  (153,115)    (48,944)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   (371,869)   942,456    (91,429)   185,290   1,536,330
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    261,767    550,437     76,740    116,824     618,320
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (87,618)   (35,461)    (8,787)   (20,059)    (41,522)
  Surrenders............   (858,267)  (420,307)  (105,220)  (281,524)   (574,273)
  Cost of insurance and
   administrative
   expenses.............     (6,678)    (3,019)      (577)    (2,162)     (5,502)
 Transfers (to) from the
  Guarantee Account.....    416,602    428,854     61,398    192,957     652,308
 Interfund transfers....   (784,362)   129,676     24,896   (185,104)   (121,687)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,058,556)   650,180     48,450   (179,068)    527,644
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000......  9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 2,843,815    2,958,791   3,955,083   2,977,691  1,950,915
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums........... 1,010,227      984,520     435,360     341,570    266,112
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (21,323)     (17,744)    (12,111)    (15,026)   (29,633)
  Surrenders............  (166,818)    (170,732)   (247,366)   (162,671)  (112,310)
  Cost of insurance and
   administrative
   expenses.............    (2,437)      (2,365)     (3,320)     (1,784)    (1,448)
 Transfers (to) from the
  Guarantee Account..... 1,417,083      988,048     814,778     708,367    535,523
 Interfund transfers....   (28,808)      25,506    (387,724)   (472,042)  (125,174)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,207,924    1,807,233     599,617     398,414    533,070
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
Net premiums............   447,592      388,853     272,106     120,842    146,590
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (39,056)     (21,965)    (47,205)    (44,569)   (16,116)
  Surrenders............  (254,360)    (272,624)   (287,894)   (197,245)  (148,923)
  Cost of insurance and
   administrative
   expenses.............    (4,314)      (3,870)     (3,726)     (1,867)    (1,809)
 Transfers (to) from the
  Guarantee Account.....   877,605      520,704     362,286     249,767    247,425
 Interfund transfers....  (502,511)    (878,175)   (521,329)   (303,522)  (166,699)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   524,956     (267,077)   (225,762)   (176,594)    60,468
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                   Small       LargeCap   PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth  Growth II
                                 Portfolio    Portfolio   Portfolio   Portfolio
                               -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 1998.....................   6,082,414     5,605,283    696,037     839,596
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     402,251     1,791,980     90,269     153,521
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (26,201)      (52,245)    (5,995)     (1,861)
  Surrenders..................    (332,834)     (428,283)   (93,949)    (65,505)
  Cost of insurance and
   administrative expenses....      (3,705)       (3,739)      (434)       (487)
 Transfers (to) from the
  Guarantee Account...........     475,632     1,181,832    110,416      96,030
 Interfund transfers..........    (286,721)      488,665     14,787     221,114
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     228,422     2,978,210    115,094     402,812
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 1999.....................   6,310,836     8,583,493    811,131   1,242,408
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     717,919     1,337,918    487,795     589,568
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (27,415)      (58,128)    (5,892)    (11,311)
  Surrenders..................    (398,870)     (537,660)   (84,910)   (105,121)
  Cost of insurance and
   administrative expenses....      (3,877)       (6,389)      (655)       (958)
 Transfers (to) from the
  Guarantee Account...........     620,856     1,097,731    408,257     399,693
 Interfund transfers..........     339,583        74,074    621,028     729,462
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,248,196     1,907,546  1,425,623   1,601,333
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 2000.....................   7,559,032    10,491,039  2,236,754   2,843,741
                                 =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 3,488,695    8,827,221  12,554,733   6,060,191  1,911,151
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   638,515    1,601,777   1,366,984   2,443,910    407,985
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (7,927)     (51,477)    (70,333)    (56,072)   (15,328)
  Surrenders............  (177,407)    (468,271)   (691,964)   (481,019)  (152,834)
  Cost of insurance and
   administrative
   expenses.............    (1,613)      (5,722)     (8,181)     (5,586)    (1,366)
 Transfers (to) from the
  Guarantee Account.....   304,246    1,198,630   1,538,151   3,543,222  1,004,702
 Interfund transfers....   823,090      599,116    (110,536)    947,079     18,560
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,578,904    2,874,053   2,024,121   6,391,534  1,261,719
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 1,201,898    1,691,481   1,238,935   1,883,372    318,910
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (26,614)     (83,162)    (75,893)   (127,604)    (7,788)
  Surrenders............  (548,096)    (838,235)   (914,566)   (864,652)   (88,526)
  Cost of insurance and
   administrative
   expenses.............    (3,608)      (8,010)     (8,350)    (11,365)      (868)
 Transfers (to) from the
  Guarantee Account.....   831,570    1,355,037   1,017,579   2,862,340     71,996
 Interfund transfers....   549,756      619,484      94,684     376,548    (22,709)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,004,906    2,736,595   1,352,389   4,118,639    271,015
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 2000...... 7,072,505   14,437,869  15,931,243  16,570,364  3,443,885
                         =========   ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                              Janus Aspen
                                   Janus Aspen Series       Series --Service
                                      (continued)                Shares
                               -------------------------- ---------------------
                                                           Global
                               International   Capital      Life       Global
                                  Growth     Appreciation Sciences   Technology
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 1998.....................   3,856,210    1,494,358         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................     403,321    2,091,905         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (13,648)     (26,724)        --         --
  Surrenders..................    (118,139)    (153,401)        --         --
  Cost of insurance and
   administrative expenses....      (2,208)      (1,683)        --         --
 Transfers (to) from the
  Guarantee Account...........     411,856    1,373,095         --         --
 Interfund transfers..........     190,955    1,630,334         --         --
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     872,137    4,913,526         --         --
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 1999.....................   4,728,347    6,407,884         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................   1,316,719    1,433,677     252,937    412,502
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (38,295)     (41,697)       (906)    (1,043)
  Surrenders..................    (375,942)    (409,335)    (16,346)   (21,676)
  Cost of insurance and
   administrative expenses....      (5,373)      (5,850)       (164)      (197)
 Transfers (to) from the
  Guarantee Account...........     624,847    1,278,931     212,484    320,956
 Interfund transfers..........     206,902       97,955     797,254    623,105
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,728,858    2,353,681   1,245,259  1,333,647
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 2000.....................   6,457,205    8,761,565   1,245,259  1,333,647
                                 =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                    Trust               Series Fund Inc.
                             --------------------  ---------------------------
                             Growth and  Mid Cap                        Total
                               Income     Value    Strategic Investors Return
                                Fund      Fund     Bond Fund   Fund     Fund
                             ---------- ---------  --------- --------- -------
Type II Units:
Units outstanding at
 December 31, 1998..........  428,936     345,533    10,094       863   25,915
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  136,381     275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............      --       (1,270)   (1,085)      --       --
  Surrenders................  (29,344)    (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses..     (460)       (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account.........  265,191     332,699   101,045    24,576   86,095
 Interfund transfers........  (20,938)    234,275    51,365    49,316    2,424
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  350,830     810,855   235,685   111,071  149,629
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 1999..........  779,766   1,156,388   245,779   111,934  175,544
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  118,384     297,612   121,504   101,138   36,127
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............   (8,636)     (6,798)   (6,868)      --      (443)
  Surrenders................  (48,278)    (60,554)  (33,250)   (9,790)  (8,987)
  Cost of insurance and
   administrative expenses..     (752)     (1,033)     (233)     (115)    (257)
 Transfers (to) from the
  Guarantee Account.........   97,084     243,576   125,214    48,798   67,014
 Interfund transfers........   33,907   1,140,000   104,476   523,831    3,801
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  191,709   1,612,803   310,843   663,862   97,255
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 2000..........  971,475   2,769,191   556,622   775,796  272,799
                              =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500       Money       Total    International Real Estate
                           Index       Market      Return       Equity     Securities
                            Fund        Fund        Fund         Fund         Fund
                         ----------  -----------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1998......        --           --         --          --           --
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  6,802,805   26,606,289  1,215,947     145,060       95,069
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (12,776)    (144,732)       --          --           --
  Surrenders............    (58,579)    (148,000)   (18,907)       (644)      (3,611)
  Cost of insurance and
   administrative
   expenses.............        --           --         --          --           --
 Transfers (to) from the
  Guarantee Account.....    150,344       82,774     21,136       4,164        6,696
 Interfund transfers....    940,109  (13,692,527)    87,529      30,883        9,648
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  5,774,481   30,441,494    964,040     272,185      151,448
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (85,129)    (141,659)   (22,314)        --          (531)
  Surrenders............   (369,864)    (673,097)   (87,339)    (11,185)     (23,090)
  Cost of insurance and
   administrative
   expenses.............     (5,229)      (2,393)      (661)       (150)        (145)
 Transfers (to) from the
  Guarantee Account.....    603,956        6,437    120,552      25,850       19,662
 Interfund transfers....    971,278  (28,713,829)   283,007     109,835      535,982
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  6,889,493      916,953  1,257,285     396,535      683,326
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 2000...... 14,711,396   13,620,757  2,562,990     575,998      791,128
                         ==========  ===========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                  ----------------------------------------------
                                    Mid-Cap               U.S.        Premier
                                  Value Equity Income    Equity    Growth Equity
                                      Fund      Fund      Fund         Fund
                                  ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1998.......................         --        --         --           --
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................   1,036,116   314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      (6,042)   (2,147)      (973)         --
  Surrenders....................     (17,768)   (6,141)   (11,217)      (6,629)
  Cost of insurance and
   administrative expenses......         --        --         --           --
 Transfers (to) from the
  Guarantee Account.............      22,379     6,119     13,194       26,808
 Interfund transfers............     133,571   121,853    220,867      424,162
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 1999.......................   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................     797,484   334,910  1,029,292    1,703,469
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (10,399)   (3,615)   (43,208)     (31,663)
  Surrenders....................     (59,184)  (28,237)   (75,910)     (99,921)
  Cost of insurance and
   administrative expenses......        (515)     (210)      (530)        (583)
 Transfers (to) from the
  Guarantee Account.............      97,643    52,181     87,757      147,794
 Interfund transfers............     232,088   189,635    239,013      476,258
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,057,117   544,664  1,236,414    2,195,354
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 2000.......................   2,225,373   978,360  2,679,258    3,575,788
                                   =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --          --          --        --
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   598,416     986,033     593,660     879,869   293,357
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (24,269)     (1,032)     (3,451)     (1,416)      --
  Surrenders............   (13,660)    (15,060)    (10,533)     (8,322)   (2,950)
  Cost of insurance and
   administrative
   expenses.............       --          --          --          --        --
 Transfers (to) from the
  Guarantee Account.....    30,987      29,811      12,469      23,655     5,153
 Interfund transfers....    99,491     214,622     302,111      29,413    10,265
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   561,154   2,286,496   1,962,697     474,064   433,524
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (10,903)     (6,001)     (4,544)     (4,043)   (4,968)
  Surrenders............   (52,952)    (96,312)   (110,707)    (29,941)  (17,849)
  Cost of insurance and
   administrative
   expenses.............      (354)       (947)       (796)       (422)     (369)
 Transfers (to) from the
  Guarantee Account.....    65,149      98,380      52,698      83,942    32,367
 Interfund transfers....   184,002   1,927,603   1,217,623     108,085    80,955
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   746,096   4,209,219   3,116,971     631,685   523,660
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593   4,011,227   1,554,884   829,485
                         =========   =========   =========   =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                          Income      Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
                         ---------  ----------  ---------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --         --         --          --
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 2,911,113   5,455,784    342,131    655,968   4,350,101
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)    (10,565)       --         --       (7,525)
  Surrenders............   (35,105)    (64,018)    (7,322)   (11,671)    (25,586)
  Cost of insurance and
   administrative
   expenses.............       --          --         --         --          --
 Transfers (to) from the
  Guarantee Account.....    76,560      94,771      1,189     13,510     129,791
 Interfund transfers....   252,253   1,085,738     52,069    119,705     765,205
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 1,430,124   5,124,433    525,888    666,572   3,706,126
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (12,764)    (96,834)    (6,610)   (11,285)    (30,914)
  Surrenders............  (149,545)   (395,992)   (19,882)   (48,650)   (213,081)
  Cost of insurance and
   administrative
   expenses.............    (1,755)     (3,915)      (288)      (479)     (3,273)
 Transfers (to) from the
  Guarantee Account.....   241,179     348,094     58,777    121,216     345,995
 Interfund transfers....   431,516   1,683,041     88,996     73,238   1,029,703
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 1,938,755   6,658,827    646,881    800,612   4,834,556
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000...... 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542
                         =========  ==========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond Utility
                         Portfolio    Portfolio    Fund II     Fund II   Fund II
                         ---------  ------------- ---------  ----------- -------
Type III Units:
Units outstanding at
 December 31, 1998......       --           --          --          --       --
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,863,827    1,517,495   1,215,352     684,526  421,560
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,287)      (1,320)        --       (2,079)    (120)
  Surrenders............   (35,107)     (10,269)     (9,777)    (12,146)  (8,023)
  Cost of insurance and
   administrative
   expenses.............       --           --          --          --       --
 Transfers (to) from the
  Guarantee Account.....    66,596       72,775      38,379      45,896   15,150
 Interfund transfers....   184,950      130,481    (129,411)     82,989   63,004
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 1999...... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,574,724      823,186     484,175     405,619  347,573
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (8,988)     (20,103)     (5,456)     (2,461) (10,918)
  Surrenders............  (137,733)     (97,277)    (57,749)    (47,567) (16,240)
  Cost of insurance and
   administrative
   expenses.............    (1,241)        (826)       (655)       (337)    (340)
 Transfers (to) from the
  Guarantee Account.....   219,538       79,864      67,848      76,446   43,647
 Interfund transfers....   147,424      453,254     181,068       5,626  115,941
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,793,724    1,238,098     669,231     437,326  479,663
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 2000...... 3,872,703    2,947,260   1,783,774   1,236,512  971,234
                         =========    =========   =========   =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Alger American Fund            Janus Aspen Series
                         -------------------------  ----------------------------------
                             Small       LargeCap   Aggressive              Worldwide
                         Capitalization   Growth      Growth      Growth      Growth
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                         -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......         --            --          --          --          --
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     998,630     4,680,722   3,433,215   6,733,050   4,679,934
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,650)      (35,922)     (8,849)     (7,911)     (2,840)
  Surrenders............      (4,078)      (43,905)    (31,999)    (80,226)    (40,954)
  Cost of insurance and
   administrative
   expenses.............         --            --          --          --          --
 Transfers (to) from the
  Guarantee Account.....      18,113        66,471      44,684     140,668     134,338
 Interfund transfers....     149,741       709,788   1,344,419   1,493,334   1,019,353
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 1999......   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........   1,805,717     4,061,228   5,048,611   8,254,239   6,027,813
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (10,607)      (92,337)    (52,425)    (86,594)    (67,189)
  Surrenders............     (72,933)     (268,900)   (284,650)   (503,590)   (358,494)
  Cost of insurance and
   administrative
   expenses.............        (673)       (2,774)     (2,620)     (4,831)     (3,091)
 Transfers (to) from the
  Guarantee Account.....     144,478       340,387     207,130     556,269     399,683
 Interfund transfers....     539,726       957,727   1,103,461   1,483,970   1,085,344
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   2,405,708     4,995,331   6,019,507   9,699,463   7,084,066
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 2000......   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                           =========    ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen
                                                                             Series --Service
                                 Janus Aspen Series (continued)                   Shares
                         ------------------------------------------------- ---------------------
                                                                            Global
                                     Flexible   International   Capital      Life       Global
                          Balanced    Income       Growth     Appreciation Sciences   Technology
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                         ----------  ---------  ------------- ------------ ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......        --         --           --            --         --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  6,431,170    572,513      863,953     6,946,766        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (2,310)       --        (3,678)      (45,793)       --         --
  Surrenders............    (74,010)   (18,968)     (11,168)      (66,978)       --         --
  Cost of insurance and
   administrative
   expenses.............        --         --           --            --         --         --
 Transfers (to) from the
  Guarantee Account.....    185,544      2,662       21,060        97,938        --         --
 Interfund transfers....    664,637     49,863      380,948     1,141,405        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 1999......  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  5,549,805    474,783    2,722,775     6,099,764    546,951    923,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (119,285)    (4,553)     (26,505)      (57,318)    (9,786)   (29,206)
  Surrenders............   (416,299)   (44,882)     (90,963)     (431,439)   (26,070)   (41,674)
  Cost of insurance and
   administrative
   expenses.............     (3,757)      (428)        (720)       (3,836)      (318)      (110)
 Transfers (to) from the
  Guarantee Account.....    561,825     87,528      118,468       276,061      7,816     27,397
 Interfund transfers....  1,233,177    232,132      594,430       492,024  1,019,942    540,146
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  6,805,466    744,580    3,317,485     6,375,256  1,538,535  1,420,254
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 2000...... 14,010,497  1,350,650    4,568,600    14,448,594  1,538,535  1,420,254
                         ==========  =========    =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs
                                  Variable         Salomon Brothers Variable
                              Insurance Trust          Series Fund Inc.
                            --------------------  ----------------------------
                            Growth and  Mid Cap                         Total
                              Income     Value    Strategic Investors  Return
                               Fund      Fund     Bond Fund   Fund      Fund
                            ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at
 December 31, 1998.........      --          --        --         --       --
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  179,877     448,554   166,205    164,131  100,325
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (3,176)      --         --       --
  Surrenders...............   (3,320)     (4,186)   (6,562)    (1,317)    (577)
  Cost of insurance and
   administrative
   expenses................      --          --        --         --       --
 Transfers (to) from the
  Guarantee Account........    9,236      20,162     4,931      9,264    2,093
 Interfund transfers.......   18,805      21,492    59,307     15,033   16,015
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 1999.........  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  368,448     642,274   263,180    548,934  177,293
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (2,268)   (2,174)      (764)  (4,720)
  Surrenders...............  (12,649)    (37,842)  (12,385)   (29,538)  (4,774)
  Cost of insurance and
   administrative
   expenses................      (91)       (494)     (126)      (212)     (56)
 Transfers (to) from the
  Guarantee Account........   34,448      52,728    13,748     31,103   19,817
 Interfund transfers.......   49,620   1,810,332    60,190  1,078,491   85,776
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  439,776   2,464,730   322,433  1,628,014  273,336
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 2000.........  644,374   2,947,576   546,314  1,815,125  391,192
                             =======   =========   =======  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
                         ---------  ----------  -------  ------------- -----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --          --       --         --           --
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   436,947   2,333,947   58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --       --         --           --
  Surrenders............    (1,506)    (30,516)    (465)       --           --
  Cost of insurance and
   administrative
   expenses.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....     5,872         --     1,056        --           --
 Interfund transfers....   102,301  (1,089,158)  18,954      4,120        6,968
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums........... 1,005,103   6,174,022  197,106     79,360       33,012
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,563)        --      (243)       --           --
  Surrenders............   (63,232)   (300,043) (10,764)      (472)        (451)
  Cost of insurance and
   administrative
   expenses.............        (3)         (1)     --         --           --
 Transfers (to) from the
  Guarantee Account.....    27,047      54,077    9,156        485          206
 Interfund transfers....   242,583  (3,322,722)  10,107      2,411       26,822
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 1,209,935   2,605,333  205,362     81,784       59,589
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441     96,984       70,076
                         =========  ==========  =======     ======       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
                                   ------------ -------  -------  -------------
Type IV Units:
Units outstanding at December 31,
 1998.............................       --         --       --          --
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   130,022     53,541   76,072      61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................      (527)      (216)    (213)       (194)
  Cost of insurance and
   administrative expenses........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,195        --       385         105
 Interfund transfers..............    15,650     13,753   24,662      35,583
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   186,211    156,442  150,282     187,404
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --      (839)     (1,159)
  Surrenders......................   (15,962)    (7,035) (18,829)     (5,890)
  Cost of insurance and
   administrative expenses........        (1)       --       --          --
 Transfers (to) from the Guarantee
  Account.........................     4,748      1,219    4,582       2,245
 Interfund transfers..............     8,016    (52,298)  18,143      15,351
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   183,012     98,328  153,339     197,951
                                     -------    -------  -------     -------
Units outstanding at December 31,
 2000.............................   330,352    165,406  254,245     294,786
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 1998........      --         --          --        --        --
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............   47,460     78,714      17,619    28,067     9,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --         --          --        --        --
  Surrenders..............     (245)      (899)        (66)      (48)      --
  Cost of insurance and
   administrative
   expenses...............      --         --          --        --        --
 Transfers (to) from the
  Guarantee Account.......      --         --          168       --        152
 Interfund transfers......   (5,466)     3,613       7,029     7,839       399
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............  118,086    384,129     273,033   141,734   104,972
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --      (1,077)       (737)      --        --
  Surrenders..............   (7,806)   (19,233)     (7,253)   (4,679)   (1,704)
  Cost of insurance and
   administrative
   expenses...............       (1)        (1)        --        --        --
 Transfers (to) from the
  Guarantee Account.......    1,603      7,162       7,071     2,561       792
 Interfund transfers......   13,681    181,870     163,036   (33,850)    2,257
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  125,563    552,850     435,150   105,766   106,317
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........  167,312    634,278     459,900   141,624   116,683
                            =======    =======     =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                             Variable Insurance Products     Variable Insurance
                                        Fund                  Products Fund II
                            ------------------------------  --------------------
                             Equity-                          Asset
                             Income    Growth    Overseas    Manager  Contrafund
                            Portfolio Portfolio  Portfolio  Portfolio Portfolio
                            --------- ---------  ---------  --------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998.........      --         --        --         --         --
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  216,084    270,338    25,780     34,594    269,745
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --         --        --         --         --
  Surrenders...............     (756)    (1,836)       (2)      (134)    (1,607)
  Cost of insurance and
   administrative
   expenses................      --         --        --         --         --
 Transfers (to) from the
  Guarantee Account........    3,774      2,002       --         358      2,732
 Interfund transfers.......   23,594     63,231     2,412     10,072     65,745
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 1999.........  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  291,589    647,852   384,250    173,027    777,598
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........   (1,681)    (1,044)      --      (1,722)    (2,312)
  Surrenders...............  (16,446)   (44,814)  (21,243)    (2,688)   (38,033)
  Cost of insurance and
   administrative
   expenses................       (1)        (2)      --         --          (1)
 Transfers (to) from the
  Guarantee Account........   12,162     18,810     2,496      3,047     16,781
 Interfund transfers.......   29,395    168,139  (225,795)    (4,058)   124,096
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  315,018    788,941   139,708    167,606    878,129
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 2000.........  557,714  1,122,676   167,898    212,496  1,214,744
                             =======  =========  ========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Variable Insurance
                             Products Fund III     Federated Insurance Series
                          ----------------------- -----------------------------
                          Growth &     Growth     American     High
                           Income   Opportunities Leaders   Income Bond Utility
                          Portfolio   Portfolio   Fund II     Fund II   Fund II
                          --------- ------------- --------  ----------- -------
Type IV Units:
Units outstanding at
 December 31, 1998.......      --          --         --          --        --
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  134,288      65,370     76,520      55,116    33,820
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........      --          --         --          --        --
  Surrenders.............     (368)       (519)       (68)       (345)     (210)
  Cost of insurance and
   administrative
   expenses..............      --          --         --          --        --
 Transfers (to) from the
  Guarantee Account......    4,476         165        --          846       --
 Interfund transfers.....   12,269      27,604      8,735         256     2,649
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 1999.......  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  326,342     127,121    154,329     136,513    61,072
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (267)        --         --          --        --
  Surrenders.............   (8,856)    (14,355)    (6,083)    (15,291)   (7,127)
  Cost of insurance and
   administrative
   expenses..............      --           (1)       --          --        --
 Transfers (to) from the
  Guarantee Account......   22,351       5,241      1,430       2,699       595
 Interfund transfers.....   22,858      25,667      8,484     (54,830)   16,557
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  362,428     143,673    158,160      69,091    71,097
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 2000.......  513,093     236,293    243,347     124,964   107,356
                           =======     =======    =======     =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Alger American Fund           Janus Aspen Series
                         ------------------------  --------------------------------
                             Small      LargeCap   Aggressive             Worldwide
                         Capitalization  Growth      Growth     Growth     Growth
                           Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                         -------------- ---------  ----------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 1998......        --            --         --          --         --
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........     97,052       188,807    290,801     414,640    334,265
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --         --          --         --
  Surrenders............       (852)         (828)      (971)     (1,895)    (1,705)
  Cost of insurance and
   administrative
   expenses.............        --            --         --          --         --
 Transfers (to) from the
  Guarantee Account.....         45         3,434        767       1,935      4,641
 Interfund transfers....      1,414        40,348    222,512      85,744     69,747
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 1999......     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    388,027       772,600    890,520   1,325,252  1,062,555
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (1,486)   (25,359)    (17,314)    (1,483)
  Surrenders............    (14,857)      (33,599)   (71,142)    (91,553)   (45,450)
  Cost of insurance and
   administrative
   expenses.............         (1)          --          (2)         (1)        (3)
 Transfers (to) from the
  Guarantee Account.....      1,873        16,939      9,686      23,230     16,000
 Interfund transfers....     64,576       405,826    101,149     352,234    245,495
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    439,618     1,160,280    904,852   1,591,848  1,277,114
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 2000......    537,277     1,392,041  1,417,961   2,092,272  1,684,062
                            =======     =========  =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series --
                                 Janus Aspen Series (continued)              Service Shares
                         ----------------------------------------------- ----------------------
                                    Flexible  International   Capital    Global Life   Global
                         Balanced    Income      Growth     Appreciation  Sciences   Technology
                         Portfolio  Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                         ---------  --------- ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --        --          --            --         --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   302,041    86,807      79,968       343,133        --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        --          --            --         --          --
  Surrenders............    (1,671)     (692)       (353)       (1,763)       --          --
  Cost of insurance and
   administrative
   expenses.............       --        --          --            --         --          --
 Transfers (to) from the
  Guarantee Account.....     6,715     1,497          41         3,287        --          --
 Interfund transfers....    40,846     1,601      22,725        83,434        --          --
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions...........   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 1999......   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   979,535    87,485     652,604     1,086,829     69,735     179,016
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,878)      --         (995)      (16,902)       --          --
  Surrenders............   (57,296)   (6,887)    (26,633)      (86,078)    (1,474)     (1,267)
  Cost of insurance and
   administrative
   expenses.............        (3)       (1)         (1)           (4)       --          --
 Transfers (to) from the
  Guarantee Account.....    30,092     4,045       6,572        14,252         22       1,409
 Interfund transfers....   140,209    17,150     151,626       149,512     29,476      42,975
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions........... 1,089,659   101,792     783,173     1,147,609     97,759     222,133
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 2000...... 1,437,590   191,005     885,554     1,575,700     97,759     222,133
                         =========   =======     =======     =========     ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust              Series Fund Inc.
                         -------------------------  --------------------------
                                        Mid Cap                         Total
                          Growth and     Value      Strategic Investors Return
                         Income Fund     Fund       Bond Fund   Fund     Fund
                         ------------  -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1998......          --           --        --        --      --
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       10,321       42,856    20,339     6,921  17,669
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............          --           (88)      --        (44)    --
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....          --           --        --        --      --
 Interfund transfers....        4,788           41    (5,043)   (4,012) (1,377)
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 1999......       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       64,837      140,173    94,063    85,493  16,928
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............       (5,060)      (7,660)   (2,791)   (1,074)   (125)
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....        4,413          --      3,112     1,381     --
 Interfund transfers....        7,420       62,560    (1,211)   12,015     625
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       71,610      195,073    93,173    97,815  17,428
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 2000......       86,719      237,882   108,469   100,680  33,720
                           ==========  ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           GE Investments Funds, Inc.   Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------
                         S&P 500   Money    Real Estate  Growth &          Growth
                          Index    Market   Securities    Income       Opportunities     Mid Cap
                          Fund      Fund       Fund     Portfolio        Portfolio      Portfolio
                         ------- ---------- ----------- ------------   --------------   ----------
Type V Units:
Units outstanding at
 December 31, 1999......    --          --      --                 --               --            --
                          -----  ----------     ---       ------------     ------------    ----------
From capital
 transactions:
 Net premiums...........  1,070   9,901,886       8                994            1,030            89
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --          --      --                 --               --            --
  Surrenders............    --          --      --                 --               --            --
  Cost of insurance and
   administrative
   expenses.............    --          --      --                 --               --            --
 Interfund transfers....  1,085     254,256     101                958            1,082           118
                          -----  ----------     ---       ------------     ------------    ----------
Net increase (decrease)
 in units from capital
 transactions...........  2,155  10,156,142     109              1,952            2,112           207
                          -----  ----------     ---       ------------     ------------    ----------
Units outstanding at
 December 31, 2000......  2,155  10,156,142     109              1,952            2,112           207
                          =====  ==========     ===       ============     ============    ==========

                                                Janus Aspen Series
                                  ----------------------------------------------
                                  International   Capital     Equity     High
                                     Growth     Appreciation  Income     Yield
                                    Portfolio    Portfolio   Portfolio Portfolio
                                  ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December
 31, 1999.......................       --            --         --        --
                                       ---         -----        ---       ---
From capital transactions:
 Net premiums...................        (1)        1,083          7        10
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --            --         --        --
  Surrenders....................       --            --         --        --
  Cost of insurance and
   administrative expenses......       --            --         --        --
 Interfund transfers............       393         1,600         97       101
                                       ---         -----        ---       ---
Net increase (decrease) in units
 from capital transactions......       392         2,683        104       111
                                       ---         -----        ---       ---
Units outstanding at December
 31, 2000.......................       392         2,683        104       111
                                       ===         =====        ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                      AIM Variable Insurance Funds
                          -----------------------------------------------------
                          AIM V.I. Capital     AIM V.I.           AIM V.I.
                            Appreciation   Aggressive Growth Telecommunications
                                Fund             Fund               Fund
                          ---------------- ----------------- ------------------
Type V Units:
Units outstanding at
 December 31, 1999.......        --               --                --
                               -----              ---               ---
From capital
 transactions:
 Net premiums............      1,000               17               118
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........        --               --                --
  Surrenders.............        --               --                --
  Cost of insurance and
   administrative
   expenses..............        --               --                --
 Interfund transfers.....      1,185              119               196
                               -----              ---               ---
Net increase (decrease)
 in units from capital
 transactions............      2,185              136               314
                               -----              ---               ---
Units outstanding at
 December 31, 2000.......      2,185              136               314
                               =====              ===               ===

                                      GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500   Money      Mid-Cap     U.S.      Premier
                           Index    Market   Value Equity Equity  Growth Equity
                           Fund      Fund        Fund      Fund       Fund
                          -------  --------  ------------ ------  -------------
Type VI Units:
Units outstanding at
 December 31, 1999.......     --        --         --        --         --
                          -------  --------     ------    ------     ------
From capital
 transactions:
 Net premiums............ 275,490   333,385     18,237    24,796     50,386
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --         --        --         --
  Surrenders.............  (1,035)      (50)       (65)      (32)       (34)
  Cost of insurance and
   administrative
   expenses..............     --        --         --        --         --
 Transfers (to) from the
  Guarantee Account......  33,632    49,968      8,023     5,803      6,269
 Interfund transfers.....  (1,895) (104,080)     4,814       --         --
                          -------  --------     ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions............ 306,192   279,223     31,009    30,567     56,621
                          -------  --------     ------    ------     ------
Units outstanding at
 December 31, 2000....... 306,192   279,223     31,009    30,567     56,621
                          =======  ========     ======    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments       Oppenheimer Variable
                                      Funds, Inc.          Account Funds --
                                      (continued)           Class 2 Shares
                                  ------------------- --------------------------
                                  Value   Small-Cap     Global     Main Street
                                  Equity Value Equity Securities Growth & Income
                                   Fund      Fund      Fund/VA       Fund/VA
                                  ------ ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 1999.......................     --        --          --            --
                                  ------    ------      ------       -------
From capital transactions:
 Net premiums...................  14,904    16,014      65,846        94,834
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     --        --          --            --
  Surrenders....................     --        --           (6)         (488)
  Cost of insurance and
   administrative expenses......     --        --          --            --
 Transfers (to) from the
  Guarantee Account.............   1,308       866       3,979        18,192
 Interfund transfers............     --        --         (822)        1,856
                                  ------    ------      ------       -------
Net increase (decrease) in units
 from capital transactions......  16,212    16,880      68,997       114,394
                                  ------    ------      ------       -------
Units outstanding at December
 31, 2000.......................  16,212    16,880      68,997       114,394
                                  ======    ======      ======       =======


                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II --  Products Fund III
                           Service Class 2     Service Class 2   -- Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --        --             --            --         --
                          -------   -------        -------        ------    -------
From capital
 transactions:
 Net premiums...........   85,628   273,173        176,603        50,476    212,608
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --        --             --            --         --
  Surrenders............     (390)     (680)        (1,076)          (19)    (1,329)
  Cost of insurance and
   administrative
   expenses.............      --        --             --            --         --
 Transfers (to) from the
  Guarantee Account.....   12,335    28,059         31,351         2,552     28,733
 Interfund transfers....   12,339     6,249          4,545           --       3,422
                          -------   -------        -------        ------    -------
Net increase (decrease)
 in units from capital
 transactions...........  109,912   306,801        211,423        53,009    243,434
                          -------   -------        -------        ------    -------
Units outstanding at
 December 31, 2000......  109,912   306,801        211,423        53,009    243,434
                          =======   =======        =======        ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                            Federated Insurance
                            Federated            Series --           Janus Aspen Series -- Service
                         Insurance Series      Service Shares                   Shares
                         ---------------- ----------------------- -----------------------------------
                          International         High Income          Global       Global   Aggressive
                          Small Company            Bond           Life Sciences Technology   Growth
                             Fund II              Fund II           Portfolio   Portfolio  Portfolio
                         ---------------- ----------------------- ------------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 1999......         --                  --                  --          --         --
                              ------              ------             -------     -------    -------
From capital
 transactions:
 Net premiums...........      10,016              31,514              94,375     246,571    428,722
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --                  --                  --          --         --
  Surrenders............        (152)                (19)               (317)       (822)    (1,455)
  Cost of insurance and
   administrative
   expenses.............         --                  --                  --          --         --
 Transfers (to) from the
  Guarantee Account.....         270               1,783              20,206      36,777     65,378
 Interfund transfers....      (3,490)                --                6,102       1,660     15,028
                              ------              ------             -------     -------    -------
Net increase (decrease)
 in units from capital
 transactions...........       6,644              33,278             120,366     284,186    507,673
                              ------              ------             -------     -------    -------
Units outstanding at
 December 31, 2000......       6,644              33,278             120,366     284,186    507,673
                              ======              ======             =======     =======    =======

                             Janus Aspen Series -- Service Shares (continued)
                         --------------------------------------------------------
                                     Capital    Worldwide International
                          Growth   Appreciation  Growth      Growth     Balanced
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         --------- ------------ --------- ------------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --         --          --          --          --
                          -------    -------     -------     -------     -------
From capital
 transactions:
 Net premiums...........  483,076    488,459     478,138     184,789     241,000
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (767)       --          523         --          --
  Surrenders............   (1,370)    (1,866)     (1,578)       (657)       (664)
  Cost of insurance and
   administrative
   expenses.............      --         --          --          --          --
 Transfers (to) from the
  Guarantee Account.....   34,405     33,204      74,720      40,712      30,846
 Interfund transfers....   (2,086)     4,590      10,473      (9,849)      9,270
                          -------    -------     -------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........  513,258    524,387     562,276     214,995     280,452
                          -------    -------     -------     -------     -------
Units outstanding at
 December 31, 2000......  513,258    524,387     562,276     214,995     280,452
                          =======    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                MFS Variable
                                                                 Insurance
                                AIM Variable Insurance Funds       Trust
                                -----------------------------  ---------------
                                                                         MFS
                                  AIM V.I.     AIM      AIM             Growth
                                  Capital     V.I.     V.I.      MFS     With
                                Appreciation Growth    Value   Growth   Income
                                    Fund      Fund     Fund    Series   Series
                                ------------ -------  -------  -------  ------
Type VI Units:
Units outstanding at December
 31, 1999......................       --         --       --       --      --
                                  -------    -------  -------  -------  ------
From capital transactions:
 Net premiums..................   159,895    134,605  384,867  225,579  50,238
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............       --         --       --      (760)    --
  Surrenders...................      (652)      (321)    (701)    (407)   (101)
  Cost of insurance and
   administrative expenses.....       --         --       --       --      --
 Transfers (to) from the
  Guarantee Account............    21,291     19,203   31,148   22,332   2,434
 Interfund transfers...........     2,397      1,535    3,414      765   2,134
                                  -------    -------  -------  -------  ------
Net increase (decrease) in
 units from capital
 transactions..................   182,931    155,022  418,728  247,509  54,705
                                  -------    -------  -------  -------  ------
Units outstanding at December
 31, 2000......................   182,931    155,022  418,728  247,509  54,705
                                  =======    =======  =======  =======  ======

                             MFS Variable
                            Insurance Trust
                              (continued)                      Dreyfus
                         --------------------- ----------------------------------------
                          MFS New              Dreyfus Investment  The Dreyfus Socially
                         Discovery MFS Utility Portfolios-Emerging     Responsible
                          Series     Series     Markets Portfolio   Growth Fund, Inc.
                         --------- ----------- ------------------- --------------------
Type VI Units:
Units outstanding at
 December 31, 1999......     --         --              --                   --
                          ------     ------          ------               ------
From capital
 transactions:
 Net premiums...........  75,559     49,981           8,826               17,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --         --              --                   --
  Surrenders............     (39)       (86)           (150)                (170)
  Cost of insurance and
   administrative
   expenses.............     --         --              --                   --
 Transfers (to) from the
  Guarantee Account.....  19,102     17,538           7,604                1,748
 Interfund transfers....     (33)       (28)            --                   --
                          ------     ------          ------               ------
Net increase (decrease)
 in units from capital
 transactions...........  94,589     67,405          16,280               19,494
                          ------     ------          ------               ------
Units outstanding at
 December 31, 2000......  94,589     67,405          16,280               19,494
                          ======     ======          ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Rydex
                                  PIMCO Variable Insurance Trust           Variable Trust
                         ------------------------------------------------- --------------
                          Foreign     Long-Term    High Yield Total Return
                           Bond    U.S. Government    Bond        Bond          OTC
                         Portfolio Bond Portfolio  Portfolio   Portfolio        Fund
                         --------- --------------- ---------- ------------ --------------
Type VI Units:
Units outstanding at
 December 31, 1999......    --            --            --          --            --
                            ---        ------        ------      ------       -------
From capital
 transactions:
 Net premiums...........    --         43,385        12,360      80,928       262,860
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --            --            --          --            --
  Surrenders............    --           (221)          (52)       (452)         (672)
  Cost of insurance and
   administrative
   expenses.............    --            --            --          --            --
 Transfers (to) from the
  Guarantee Account.....    278         2,848         2,388       9,017        42,380
 Interfund transfers....    --            --            --         (373)        1,234
                            ---        ------        ------      ------       -------
Net increase (decrease)
 in units from capital
 transactions...........    278        46,012        14,696      89,120       305,802
                            ---        ------        ------      ------       -------
Units outstanding at
 December 31, 2000......    278        46,012        14,696      89,120       305,802
                            ===        ======        ======      ======       =======

                                                   Alliance Variable Products
                                                       Series Fund, Inc.
                                                 ------------------------------
                                                 Growth and  Premier
                                                   Income    Growth    Quasar
                                                 Portfolio  Portfolio Portfolio
                                                 ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 1999..........      --         --       --
                                                  -------    -------   ------
From capital transactions:
 Net premiums...................................   98,873    476,404   28,339
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................      --         --       --
  Surrenders....................................     (143)    (1,062)     (13)
  Cost of insurance and administrative
   expenses.....................................      --         --       --
 Transfers (to) from the Guarantee Account......   11,013     46,877    6,680
 Interfund transfers............................    1,490     38,718      161
                                                  -------    -------   ------
Net increase (decrease) in units from capital
 transactions...................................  111,233    560,937   35,167
                                                  -------    -------   ------
Units outstanding at December 31, 2000..........  111,233    560,937   35,167
                                                  =======    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                         -------------------------------------------------------------------------
                         S&P 500   Money     Mid-Cap     U.S.      Premier    Value    Small-Cap
                          Index   Market   Value Equity Equity  Growth Equity Equity  Value Equity
                          Fund     Fund        Fund      Fund       Fund       Fund       Fund
                         -------  -------  ------------ ------  ------------- ------  ------------
Type VII Units
Units outstanding at
 December 31, 1999......     --       --         --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
From capital
 transactions:
 Net premiums........... 115,889   89,897      8,751    83,675      7,804     3,406      4,146
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       --         --        --         --        --         --
  Surrenders............    (222)     --         --       (436)      (609)      (16)      (206)
  Cost of insurance and
   administrative
   expenses.............     --       --         --        --         --        --         --
 Transfers (to) from the
  Guarantee Account.....  15,496    7,139      1,272       991      4,987       671        214
 Interfund transfers....   4,587  (20,250)       --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
Net increase (decrease)
 in units from capital
 transactions........... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         -------  -------     ------    ------     ------     -----      -----
Units outstanding at
 December 31, 2000...... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         =======  =======     ======    ======     ======     =====      =====

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products            Products
                         Account Funds --  Class 2    Fund -- Service   Fund II -- Service
                                   Shares                 Class 2            Class 2
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units
Units outstanding at
 December 31, 1999......      --            --          --        --             --
                           ------       -------      ------    ------        -------
From capital
 transactions:
 Net premiums...........   29,382        66,358      39,742    55,437        131,911
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --            --          --     (3,816)           --
  Surrenders............     (530)         (316)       (207)     (286)        (1,285)
  Cost of insurance and
   administrative
   expenses.............      --            --          --        --             --
 Transfers (to) from the
  Guarantee Account.....    2,196        20,823       1,123    10,504         12,030
 Interfund transfers....    4,267       (13,307)       (188)     (991)         2,178
                           ------       -------      ------    ------        -------
Net increase (decrease)
 in units from capital
 transactions...........   35,315        73,558      40,470    60,848        144,834
                           ------       -------      ------    ------        -------
Units outstanding at
 December 31, 2000......   35,315        73,558      40,470    60,848        144,834
                           ======       =======      ======    ======        =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance
                               Products         Federated        Federated
                          Fund III --Service    Insurance   Insurance Series --
                                Class 2          Series       Service Shares
                          ------------------- ------------- -------------------
                          Growth &            International     High Income
                           Income    Mid Cap  Small Company        Bond
                          Portfolio Portfolio    Fund II          Fund II
                          --------- --------- ------------- -------------------
Type VII Units
Units outstanding at
 December 31, 1999.......     --        --          --               --
                           ------    ------       -----           ------
From capital
 transactions:
 Net premiums............  83,012    42,740       3,788            9,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --          --               --
  Surrenders.............    (296)     (133)        --              (117)
  Cost of insurance and
   administrative
   expenses..............     --        --          --               --
 Transfers (to) from the
  Guarantee Account......   4,665     5,247         --             3,446
 Interfund transfers.....   4,451     1,205         --               --
                           ------    ------       -----           ------
Net increase (decrease)
 in units from capital
 transactions............  91,832    49,059       3,788           13,030
                           ------    ------       -----           ------
Units outstanding at
 December 31, 2000.......  91,832    49,059       3,788           13,030
                           ======    ======       =====           ======

                                    Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------
                            Global       Global   Aggressive             Capital
                         Life Sciences Technology   Growth    Growth   Appreciation
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ------------- ---------- ---------- --------- ------------
Type VII Units
Units outstanding at
 December 31, 1999......       --           --         --         --         --
                            ------       ------     ------    -------    -------
From capital
 transactions:
 Net premiums...........    24,302       40,115     72,275    115,134    103,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,243)      (1,788)       --         --      (1,869)
  Surrenders............       (87)         (28)      (406)      (617)      (332)
  Cost of insurance and
   administrative
   expenses.............       --           --         --         --         --
 Transfers (to) from the
  Guarantee Account.....     2,443        1,388     10,987      9,752     12,343
 Interfund transfers....    (1,403)        (641)       --       5,214     (1,947)
                            ------       ------     ------    -------    -------
Net increase (decrease)
 in units from capital
 transactions...........    23,012       39,046     82,856    129,483    112,111
                            ------       ------     ------    -------    -------
Units outstanding at
 December 31, 2000......    23,012       39,046     82,856    129,483    112,111
                            ======       ======     ======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued


                               Janus Aspen Series --
                            Service Shares (continued)       AIM Variable Insurance Funds
                         --------------------------------- ----------------------------------
                                                                                        AIM
                         Worldwide International           AIM V.I. Capital AIM V.I.   V.I.
                          Growth      Growth     Balanced    Appreciation    Growth    Value
                         Portfolio   Portfolio   Portfolio       Fund         Fund     Fund
                         --------- ------------- --------- ---------------- --------  -------
Type VII Units
Units outstanding at
 December 31, 1999......      --         --           --           --           --        --
                          -------     ------      -------       ------      -------   -------
From capital
 transactions:
 Net premiums...........   96,039     37,190      181,573       73,146      111,536   128,867
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,916)       --           --           --           --     (3,888)
  Surrenders............     (901)       (36)        (291)        (544)        (870)   (2,871)
  Cost of insurance and
   administrative
   expenses.............      --         --           --           --           --        --
 Transfers (to) from the
  Guarantee Account.....   22,075      6,268       16,777       10,106        5,178    14,585
 Interfund transfers....    5,256        --         3,463          --           145    (1,805)
                          -------     ------      -------       ------      -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  118,553     43,422      201,522       82,708      115,989   134,888
                          -------     ------      -------       ------      -------   -------
Units outstanding at
 December 31, 2000......  118,553     43,422      201,522       82,708      115,989   134,888
                          =======     ======      =======       ======      =======   =======

                             MFS Variable Insurance Trust                       Dreyfus
                         -------------------------------------  ----------------------------------------
                          MFS    MFS Growth   MFS New    MFS    Dreyfus Investment  The Dreyfus Socially
                         Growth  With Income Discovery Utility  Portfolios-Emerging     Responsible
                         Series    Series     Series   Series    Markets Portfolio   Growth Fund, Inc.
                         ------  ----------- --------- -------  ------------------- --------------------
Type VII Units
Units outstanding at
 December 31, 1999......    --        --         --       --             --                   --
                         ------     -----     ------   ------          -----               ------
From capital
 transactions:
 Net premiums........... 51,553     6,965     17,019   23,018          1,584               31,186
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --        --         --       --             --                   --
  Surrenders............   (608)      (18)      (327)     (33)           --                   (13)
  Cost of insurance and
   administrative
   expenses.............    --        --         --       --             --                   --
 Transfers (to) from the
  Guarantee Account.....  6,724     1,691      1,581    6,028             32                1,299
 Interfund transfers....    --        --         --     3,258            --                   --
                         ------     -----     ------   ------          -----               ------
Net increase (decrease)
 in units from capital
 transactions........... 57,669     8,638     18,273   32,271          1,616               32,472
                         ------     -----     ------   ------          -----               ------
Units outstanding at
 December 31, 2000...... 57,669     8,638     18,273   32,271          1,616               32,472
                         ======     =====     ======   ======          =====               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................      929       11,183        11,256      49,525
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --           --            --          --
  Surrenders.................      --           (28)          (64)       (147)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........      --         4,339           368       9,541
 Interfund transfers.........      --           --             51         (50)
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................      929       15,494        11,611      58,869
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................      929       15,494        11,611      58,869
                                ======       ======       =======      ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                           Growth and     Premier
                                             Income        Growth      Quasar
                               OTC Fund     Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................   79,844       42,206       160,773      13,530
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --        (1,920)          --          --
  Surrenders.................     (506)        (125)         (473)       (176)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........    2,547        2,535        20,871       1,640
 Interfund transfers.........      374          240         3,714         --
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................   82,259       42,936       184,885      14,994
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................   82,259       42,936       184,885      14,994
                                ======       ======       =======      ======

(d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I, certain Type II, Type VI and Type VII policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV and Type V policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30%, Type IV--1.35%, Type V--.40%, Type VI--1.35%, and Type VII-- 1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  For Type III unit contracts, transfers from the guarantee account include approximately $46 and $38 million of payments by GE Life & Annuity in the form of bonus credits for the years or lesser periods ended December 31, 2000 and 1999, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.